Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2012	Jul. 31, 2012	Dec. 31, 2011
Document Document and Entity Information [Abstract]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	PH
Entity Registrant Name	PARKER HANNIFIN CORP
Entity Central Index Key	0000076334
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		149,443,661
Entity Public Float			$ 11,403,595,331

Consolidated Statement of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Statement [Abstract]
Net sales	$ 13,145,942	$ 12,345,870	$ 9,993,166
Cost of sales	9,958,337	9,387,457	7,847,067
Gross profit	3,187,605	2,958,413	2,146,099
Selling, general and administrative expenses	1,519,316	1,467,773	1,277,080
Interest expense	92,790	99,704	103,599
Other expense (income), net	1,295	(15,075)	311
(Gain) loss on disposal of assets	(2,494)	(7,710)	10,292
Income before income taxes	1,576,698	1,413,721	754,817
Income taxes (Note 4)	421,206	356,571	198,452
Net Income	1,155,492	1,057,150	556,365
Less: Noncontrolling interest in subsidiaries' earnings	3,669	8,020	2,300
Net Income Attributable to Common Shareholders	$ 1,151,823	$ 1,049,130	$ 554,065
Earnings per Share Attributable to Common Shareholders (Note 5)
Basic earnings per share	$ 7.62	$ 6.51	$ 3.44
Diluted earnings per share	$ 7.45	$ 6.37	$ 3.4

Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Current Assets
Cash and cash equivalents	$ 838,317	$ 657,466
Accounts receivable, net (Note 1)	1,992,284	1,977,856
Inventories (Notes 1 and 6):
Finished products	576,291	584,683
Work in process	692,042	670,588
Raw materials	132,399	156,882
Inventory, Net, Total	1,400,732	1,412,153
Prepaid expenses	137,429	111,934
Deferred income taxes (Notes 1 and 4)	129,352	145,847
Total Current Assets	4,498,114	4,305,256
Plant and equipment (Note 1):
Land and land improvements	300,852	308,052
Buildings and building equipment	1,401,234	1,460,333
Machinery and equipment	3,051,684	3,112,810
Construction in progress	95,459	63,540
Property, Plant and Equipment, Gross, Total	4,849,229	4,944,735
Less accumulated depreciation	3,129,261	3,147,556
Property, Plant and Equipment, Net, Total	1,719,968	1,797,179
Investments and other assets (Note 1)	931,126	597,532
Intangible assets, net (Notes 1 and 7)	1,095,218	1,177,722
Goodwill (Notes 1 and 7)	2,925,856	3,009,116
Total Assets	11,170,282	10,886,805
Current Liabilities
Notes payable and long-term debt payable within one year (Notes 8 and 9)	225,589	75,271
Accounts payable, trade	1,194,684	1,173,851
Accrued payrolls and other compensation	463,889	467,043
Accrued domestic and foreign taxes	153,809	232,774
Other accrued liabilities	448,042	442,104
Total Current Liabilities	2,486,013	2,391,043
Long-term debt (Note 9)	1,503,946	1,691,086
Pensions and other postretirement benefits (Note 10)	1,909,755	862,938
Deferred income taxes (Notes 1 and 4)	88,091	160,035
Other liabilities	276,747	293,367
Total Liabilities	6,264,552	5,398,469
Shareholders' Equity
Serial preferred stock, $.50 par value, authorized 3,000,000 shares; none issued
Common stock, $.50 par value, authorized 600,000,000 shares; issued 181,046,128 shares in 2012 and 2011	90,523	90,523
Additional capital	640,249	668,332
Retained earnings	7,787,175	6,891,407
Accumulated other comprehensive (loss)	(1,415,900)	(450,990)
Treasury shares at cost: 31,415,530 in 2012 and 25,955,619 in 2011	(2,205,532)	(1,815,418)
Total Shareholders' Equity	4,896,515	5,383,854
Noncontrolling interests	9,215	104,482
Total Equity	4,905,730	5,488,336
Total Liabilities and Equity	$ 11,170,282	$ 10,886,805

Consolidated Balance Sheet (Parenthetical) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Statement of Financial Position [Abstract]
Serial preferred stock, par value	$ 0.5	$ 0.5
Serial preferred stock, authorized	3,000,000	3,000,000
Serial preferred stock, issued	0	0
Common stock, par value	$ 0.5	$ 0.5
Common stock, authorized	600,000,000	600,000,000
Common stock, issued	181,046,128	181,046,128
Treasury shares, shares	31,415,530	25,955,619

Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Cash Flows From Operating Activities
Net income	$ 1,155,492	$ 1,057,150	$ 556,365
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	210,508	229,238	245,295
Amortization	111,421	110,562	117,214
Stock incentive plan compensation	80,935	73,238	59,318
Deferred income taxes	(56,452)	20,715	(17,353)
Foreign currency transaction loss (gain)	4,300	10,470	(1,249)
(Gain) loss on disposal of assets	(2,494)	(7,710)	10,292
Changes in assets and liabilities, net of effects from acquisitions:
Accounts receivable	(91,091)	(259,752)	(220,349)
Inventories	(28,333)	(139,062)	53,862
Prepaid expenses	(26,981)	6,477	29,581
Other assets	(6,578)	(39,118)	42,031
Accounts payable, trade	59,692	228,164	259,436
Accrued payrolls and other compensation	16,003	75,405	26,014
Accrued domestic and foreign taxes	(70,302)	53,424	63,119
Other accrued liabilities	33,512	(27,726)	36,137
Pensions and other postretirement benefits	123,944	(281,285)	(9,879)
Other liabilities	16,809	56,743	(31,012)
Net cash provided by operating activities	1,530,385	1,166,933	1,218,822
Cash Flows From Investing Activities
Acquisitions (less cash acquired of $19,161 in 2012 and $385 in 2011)	(156,256)	(60,227)	(5,451)
Capital expenditures	(218,817)	(207,294)	(129,222)
Proceeds from disposal of assets	20,404	32,289	11,929
Other	(21,099)	(9,706)	(23,429)
Net cash (used in) investing activities	(375,768)	(244,938)	(146,173)
Cash Flows From Financing Activities
Proceeds from exercise of stock options	10,599	25,862	10,307
(Payments for) common shares	(456,969)	(693,096)	(24,999)
Tax benefit from stock incentive plan compensation	16,107	42,823	13,698
Acquisition of noncontrolling interests	(147,441)
(Payments for) notes payable, net	(1,961)	(18,908)	(421,974)
Proceeds from long-term borrowings	73,556	291,683	3,293
(Payments for) long-term borrowings	(76,757)	(358,058)	(67,582)
Dividends paid	(240,654)	(206,084)	(162,739)
Net cash (used in) financing activities	(823,520)	(915,778)	(649,996)
Effect of exchange rate changes on cash	(150,246)	75,723	(34,738)
Net increase in cash and cash equivalents	180,851	81,940	387,915
Cash and cash equivalents at beginning of year	657,466	575,526	187,611
Cash and cash equivalents at end of year	838,317	657,466	575,526
Cash paid during the year for:
Interest	91,677	99,227	104,812
Income taxes	$ 494,378	$ 203,539	$ 127,320

Consolidated Statement of Cash Flows (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Statement of Cash Flows [Abstract]
Acquisitions, cash acquired	$ 19,161	$ 385

Consolidated Statement of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Capital	Retained Earnings	Accumulated Other Comprehensive (Loss)	Treasury Shares	Noncontrolling Interests
Beginning Balance at Jun. 30, 2009	$ 4,350,440	$ 90,523	$ 588,201	$ 5,722,038	$ (843,019)	$ (1,289,544)	$ 82,241
Net income	556,365			554,065			2,300
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(11,530) in 2012, $12,675 in 2011 and $(8,274) in 2010	(179,832)				(186,925)		7,093
Retirement benefits plan activity, net of tax of $330,984 in 2012, $(144,108) in 2011 and $106,065 in 2010	(183,364)				(183,364)
Net realized loss, net of tax of $(2,937) in 2010	4,747				4,747
Total comprehensive (loss) income	197,916						9,393
Dividends paid	(162,739)			(162,540)			(199)
Stock incentive plan activity	70,674		49,241	(23,131)		44,564
Shares purchased at cost	(24,999)					(24,999)
Retirement benefits plan activity	28,108			(3,887)		31,995
Ending Balance at Jun. 30, 2010	4,459,400	90,523	637,442	6,086,545	(1,208,561)	(1,237,984)	91,435
Net income	1,057,150			1,049,130			8,020
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(11,530) in 2012, $12,675 in 2011 and $(8,274) in 2010	512,081				503,756		8,325
Retirement benefits plan activity, net of tax of $330,984 in 2012, $(144,108) in 2011 and $106,065 in 2010	253,603				253,603
Realized loss, net of tax of $(102) in 2012 and $(119) in 2011	212				212
Total comprehensive (loss) income	1,823,046						16,345
Dividends paid	(206,084)			(202,786)			(3,298)
Stock incentive plan activity	105,070		30,890	(41,482)		115,662
Shares purchased at cost	(693,096)					(693,096)
Ending Balance at Jun. 30, 2011	5,488,336	90,523	668,332	6,891,407	(450,990)	(1,815,418)	104,482
Net income	1,155,492			1,151,823			3,669
Other comprehensive (loss) income:
Foreign currency translation, net of tax of $(11,530) in 2012, $12,675 in 2011 and $(8,274) in 2010	(392,742)				(367,135)		(25,607)
Retirement benefits plan activity, net of tax of $330,984 in 2012, $(144,108) in 2011 and $106,065 in 2010	(597,979)				(597,979)
Realized loss, net of tax of $(102) in 2012 and $(119) in 2011	204				204
Total comprehensive (loss) income	164,975						(21,938)
Dividends paid	(240,654)			(233,168)			(7,486)
Stock incentive plan activity	87,911		45,532	(22,887)		65,266
Shares purchased at cost	(455,380)					(455,380)
Acquisition activity	(139,458)		(73,615)				(65,843)
Ending Balance at Jun. 30, 2012	$ 4,905,730	$ 90,523	$ 640,249	$ 7,787,175	$ (1,415,900)	$ (2,205,532)	$ 9,215

Consolidated Statement of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Statement of Stockholders' Equity [Abstract]
Foreign currency translation, tax	$ (11,530)	$ 12,675	$ (8,274)
Retirement benefits plan activity, tax	330,984	(144,108)	106,065
Realized loss, tax	(102)	(119)
Net realized loss, tax			$ (2,937)

Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Jun. 30, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED JUNE 30, 2010, 2011 and 2012
(Dollars in Thousands)

Column A	Column B	Column C	Column D	Column E
Description	Balance at Beginning Of Period	Additions Charged to Costs and Expenses	Other (Deductions)/ Additions (A)	Balance At End Of Period
Allowance for doubtful accounts:
Year ended June 30, 2010	$19,815	$1,871	$(6,985)	$14,701
Year ended June 30, 2011	$14,701	$7,520	$(11,749)	$10,472
Year ended June 30, 2012	$10,472	$10,239	$(10,193)	$10,518
Deferred tax asset valuation allowance:
Year ended June 30, 2010	$112,883	$22,970	$(43,054)	$92,799
Year ended June 30, 2011	$92,799	$102,472	$(2,367)	$192,904
Year ended June 30, 2012	$192,904	$10,600	$(27,425)	$176,079

(A)
For allowance for doubtful accounts, net balance is comprised of deductions due to uncollectible accounts charged off, additions due to acquisitions or recoveries, and currency translation adjustments. For deferred tax asset valuation allowance, the balance primarily represents adjustments due to acquisitions and net operating losses.

Business Segment Information	12 Months Ended
Jun. 30, 2012
Segment Reporting [Abstract]
Business Segment Information
Business Segment Information
By Industry

(Dollars in thousands)	2012	2011	2010
Net Sales:
Industrial:
North America	$5,041,106	$4,516,510	$3,623,460
International	5,034,249	4,917,007	3,811,464
Aerospace	2,102,747	1,921,984	1,744,283
Climate & Industrial Controls	967,840	990,369	813,959
	$13,145,942	$12,345,870	$9,993,166
Segment Operating Income:
Industrial:
North America	$895,010	$745,544	$487,137
International	733,123	754,222	394,089
Aerospace	290,135	247,126	208,002
Climate & Industrial Controls	84,274	76,134	53,452
Total segment operating income	2,002,542	1,823,026	1,142,680
Corporate administration	193,367	163,868	153,965
Income before interest expense and other	1,809,175	1,659,158	988,715
Interest expense	92,790	99,704	103,599
Other expense	139,687	145,733	130,299
Income before income taxes	$1,576,698	$1,413,721	$754,817

Assets:
Industrial	$7,991,498	$8,413,552	$7,309,735
Aerospace	1,033,449	995,026	910,740
Climate & Industrial Controls	704,596	724,966	692,532
Corporate (a)	1,440,739	753,261	997,375
	$11,170,282	$10,886,805	$9,910,382

Property Additions (b):
Industrial	$211,778	$147,929	$95,838
Aerospace	19,651	18,012	21,619
Climate & Industrial Controls	8,094	8,234	6,040
Corporate	8,223	38,495	6,133
	$247,746	$212,670	$129,630

Depreciation:
Industrial	$171,131	$186,057	$200,617
Aerospace	19,395	20,035	20,501
Climate & Industrial Controls	11,722	12,895	14,117
Corporate	8,260	10,251	10,060
	$210,508	$229,238	$245,295

(Dollars in thousands)	2012	2011	2010
By Geographic Area (c)
Net Sales:
North America	$7,830,517	$7,151,390	$5,913,770
International	5,315,425	5,194,480	4,079,396
	$13,145,942	$12,345,870	$9,993,166
Long-Lived Assets:
North America	$867,159	$864,287	$856,782
International	852,809	932,892	841,099
	$1,719,968	$1,797,179	$1,697,881

The accounting policies of the business segments are the same as those described in the Significant Accounting Policies footnote except that the business segment results are prepared on a basis that is consistent with the manner in which the Company’s management disaggregates financial information for internal review and decision-making.

(a)
Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.

(b)	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2012 - $28,929; 2011 - $5,376; 2010 - $408)

(c)
Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.

Significant Accounting Policies	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies
The significant accounting policies followed in the preparation of the accompanying consolidated financial statements are summarized below.
Nature of Operations - The Company is a leading worldwide diversified manufacturer of motion and control technologies and systems, providing precision engineered solutions for a wide variety of mobile, industrial and aerospace markets. The Company evaluates performance based on segment operating income before corporate and administrative expenses, interest expense and income taxes.
The Company operates in three business segments: Industrial, Aerospace and Climate & Industrial Controls. The Industrial Segment is an aggregation of several business units, which manufacture motion-control and fluid power system components for builders and users of various types of manufacturing, packaging, processing, transportation, agricultural, construction, and military vehicles and equipment. Industrial Segment products are marketed primarily through field sales employees and independent distributors. The Industrial North American operations have manufacturing plants and distribution networks throughout the United States, Canada and Mexico and primarily service North America. The Industrial International operations provide Parker products and services to 45 countries throughout Europe, Asia Pacific, Latin America, the Middle East and Africa.
The Aerospace Segment produces hydraulic, fuel, pneumatic and electro-mechanical systems and components, which are utilized on virtually every domestic commercial, military and general aviation aircraft and also performs a vital role in naval vessels and land-based weapons systems. This Segment serves original equipment and maintenance, repair and overhaul customers worldwide. Aerospace Segment products are marketed by field sales employees and are sold directly to manufacturers and end users.
The Climate & Industrial Controls Segment manufactures motion-control systems and components for use primarily in the refrigeration and air conditioning and transportation industries. The products in the Climate & Industrial Controls Segment are marketed primarily through field sales employees and independent distributors.
See the table of Business Segment Information “By Industry” and “By Geographic Area” on pages 13-13 and 13-14 for further disclosure of business segment information.
There are no individual customers to whom sales are more than three percent of the Company's consolidated sales. Due to the diverse group of customers throughout the world the Company does not consider itself exposed to any concentration of credit risks.
The Company manufactures and markets its products throughout the world. Although certain risks and uncertainties exist, the diversity and breadth of the Company's products and geographic operations mitigate the risk that adverse changes with respect to any particular product and geographic operation would materially affect the Company's operating results.
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Basis of Consolidation - The consolidated financial statements include the accounts of all majority-owned domestic and foreign subsidiaries. All intercompany transactions and profits have been eliminated in the consolidated financial statements. The Company does not have off-balance sheet arrangements. Within the Business Segment Information, intersegment and interarea sales have been eliminated.
Revenue Recognition - Revenue is recognized when persuasive evidence of an arrangement exists, product has shipped and the risks and rewards of ownership have transferred or services have been rendered, the price to the customer is fixed and determinable and collectibility is reasonably assured, which is generally at the time the product is shipped. Shipping and handling costs billed to customers are included in net sales and the related costs in cost of sales.
Long-term Contracts - The Company enters into long-term contracts primarily for the production of aerospace products. For financial statement purposes, revenues are primarily recognized using the percentage-of-completion method. The extent of progress toward completion is primarily measured using the units-of-delivery method. Unbilled costs on these contracts are included in inventory. Progress payments are netted against the inventory balances. The Company estimates costs to complete long-term contracts for purposes of evaluating and establishing contract reserves. Adjustments to cost estimates are made on a consistent basis and a contract reserve is established when the estimated costs to complete a contract exceed the expected contract revenues.
Cash - Cash equivalents consist of short-term highly liquid investments, with a three-month or less maturity, carried at cost plus accrued interest, which are readily convertible into cash.
Accounts Receivable - The accounts receivable, net caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2012	2011
Accounts receivable, trade	$1,792,961	$1,780,137
Allowance for doubtful accounts	(10,518)	(10,472)
Non-trade accounts receivable	84,872	75,550
Notes receivable	124,969	132,641
Total	$1,992,284	$1,977,856

Accounts receivable are initially recorded at their net collectible amount and are generally recorded at the time the revenue from the sales transaction is recorded. Receivables are written off to bad debt primarily when, in the judgment of the Company, the receivable is deemed to be uncollectible due to the insolvency of the debtor.
Inventories - Inventories are stated at the lower of cost or market. The majority of domestic inventories are valued by the last-in, first-out method and the balance of the Company's inventories are valued by the first-in, first-out method.

Plant, Equipment and Depreciation - Plant and equipment are recorded at cost and are depreciated principally using the straight-line method for financial reporting purposes. Depreciation rates are based on estimated useful lives of the assets, generally 40 years for buildings, 15 years for land improvements and building equipment, seven to 10 years for machinery and equipment, and three to eight years for vehicles and office equipment. Improvements, which extend the useful life of property, are capitalized, and maintenance and repairs are expensed. The Company reviews plant and equipment for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable. When plant and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the appropriate accounts and any gain or loss is included in current income.
Investments and Other Assets - Investments in joint-venture companies in which ownership is 50 percent or less and in which the Company does not have operating control are stated at cost plus the Company's equity in undistributed earnings. These investments and the related earnings are not material to the consolidated financial statements. Also included in this balance sheet caption is non-current deferred income taxes of $571,039 and $214,546 at June 30, 2012 and June 30, 2011, respectively.
Goodwill - The Company conducts a formal impairment test of goodwill on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.
Intangible Assets - Intangible assets primarily include patents, trademarks and customer lists and are recorded at cost and amortized on a straight-line method. Patents are amortized over the shorter of their remaining useful or legal life. Trademarks are amortized over the estimated time period over which an economic benefit is expected to be received. Customer lists are amortized over a period based on anticipated customer attrition rates. The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.
Income Taxes - Income taxes are provided based upon income for financial reporting purposes. Deferred income taxes arise from temporary differences in the recognition of income and expense for tax purposes. Tax credits and similar tax incentives are applied to reduce the provision for income taxes in the year in which the credits arise. The Company recognizes accrued interest related to unrecognized tax benefits in income tax expense. Penalties, if incurred, are recognized in income tax expense.
Product Warranty - In the ordinary course of business the Company warrants its products against defect in design, materials and workmanship over various time periods. The warranty accrual at June 30, 2012 and 2011 is immaterial to the financial position of the Company and the change in the accrual during 2012, 2011 and 2010 was immaterial to the Company's results of operations and cash flows.
Foreign Currency Translation - Assets and liabilities of most foreign subsidiaries are translated at current exchange rates, and income and expenses are translated using weighted-average exchange rates. The effects of these translation adjustments, as well as gains and losses from certain intercompany transactions, are reported in the accumulated other comprehensive (loss) component of shareholders' equity. Such adjustments will affect net income only upon sale or liquidation of the underlying foreign investments, which is not contemplated at this time. Exchange gains and losses from transactions in a currency other than the local currency of the entity involved, and translation adjustments in countries with highly inflationary economies, are included in net income.
Subsequent Events - The Company has evaluated subsequent events that have occurred through the date of filing of the Company's Annual Report on Form 10-K for the fiscal year ended June 30, 2012. On August 13, 2012, the Company entered into an agreement to divest the automotive businesses of the Mobile Climate Systems division (MCS). MCS is part of the Climate & Industrial Controls Segment. The divestiture is expected to close in October 2012 and is expected to result in a pre-tax gain of approximately $30 million. The results of operations and net assets of the divested businesses are immaterial to the consolidated results of operations and financial position of the Company. No subsequent events occurred that required adjustment to these financial statements.
Recent Accounting Pronouncements - In June 2011, the Financial Accounting Standards Board (FASB) issued new accounting guidance requiring an entity to present net income and other comprehensive income (OCI) in either a single continuous statement or in separate consecutive statements. The guidance does not change the items reported in OCI or when an item of OCI must be reclassified to net income. The guidance, which must be presented retrospectively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.
In September 2011, the FASB issued new accounting guidance related to testing goodwill for impairment. The new guidance allows an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether the entity should calculate the fair value of a reporting unit. It also expands the events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 31, 2011. The Company has not determined the effect, if any, that this new guidance will have on its goodwill impairment tests.

Acquisitions	12 Months Ended
Jun. 30, 2012
Acquisitions
Acquisitions
During 2012, the Company completed four acquisitions whose aggregate sales for their most recent fiscal year prior to acquisition were $141 million. Total purchase price for the four acquisitions was approximately $156 million in cash and $6 million in assumed debt. Also during 2012, the Company purchased the outstanding shares not previously owned by the Company in two majority-owned subsidiaries. Total purchase price for the two majority-owned subsidiaries was $147 million in cash.
During 2011, the Company completed three acquisitions whose aggregate sales for their most recent fiscal year prior to acquisition were $65 million. Total purchase price for the three acquisitions in 2011 was approximately $61 million in cash.
During 2010, the Company completed one acquisition whose aggregate sales for its most recent fiscal year prior to acquisition were $11 million. Total purchase price for this business was approximately $5 million in cash.
The results of operations for all acquisitions are included as of the respective dates of acquisition. The initial purchase price allocation and subsequent purchase price adjustments for acquisitions in 2012, 2011 and 2010 are presented below. Some of the 2012 purchase price allocations are preliminary and may require subsequent adjustment primarily to the values currently assigned to plant and equipment and intangible assets.

	2012	2011	2010
Assets acquired:
Accounts receivable	$24,833	$9,332	$908
Inventories	29,102	7,908	447
Prepaid expenses	1,541	69	(575)
Deferred income taxes	5,679	468	—
Plant and equipment	28,929	5,376	408
Intangible and other assets	59,576	35,094	4,198
Goodwill	68,144	8,715	2,891
	217,804	66,962	8,277
Liabilities assumed:
Notes payable	1,887	—	—
Accounts payable, trade	7,189	2,440	531
Accrued payrolls and other compensation	3,672	765	219
Accrued domestic and foreign taxes	2,882	215	(91)
Other accrued liabilities	5,984	1,500	2,587
Long-term debt	4,365	—	—
Pensions and other postretirement benefits	11,396	—	—
Deferred income taxes	24,062	1,815	(420)
Other liabilities	111	—	—
	61,548	6,735	2,826
Net assets acquired	$156,256	$60,227	$5,451

Charges Related to Business Realignment	12 Months Ended
Jun. 30, 2012
Restructuring and Related Activities [Abstract]
Charges Related to Business Realignment
Charges Related to Business Realignment
To structure its businesses in light of current and anticipated customer demand, the Company incurred business realignment charges in 2012, 2011 and 2010.
Business realignment charges by business segment are as follows:

	2012	2011	2010
Industrial	$13,066	$15,427	$44,058
Aerospace	—	1,024	575
Climate & Industrial Controls	1,255	—	3,868
Work force reductions by business segment are as follows:

	2012	2011	2010
Industrial	496	466	1,454
Aerospace	—	49	47
Climate & Industrial Controls	25	—	254

The charges primarily consist of severance costs related to plant closures as well as general work force reductions implemented by various operating units throughout the world. The business realignment charges in 2012 also included charges related to enhanced retirement benefits. The Company believes the realignment actions taken will positively impact future results of operations, but will have no material effect on liquidity and sources and uses of capital.
The business realignment charges are presented in the Consolidated Statement of Income as follows:

	2012	2011	2010
Cost of sales	$12,669	$15,276	$42,995
Selling, general and administrative expenses	1,020	1,175	5,506
Other expense (income), net	632	—	—

As of June 30, 2012, approximately $8 million in severance payments had been made relating to charges incurred during 2012, with the majority of the remaining payments expected to be made by March 31, 2013. All required severance payments have been made relating to charges incurred in 2011 and 2010. Additional charges to be recognized in future periods related to the realignment actions described above are not expected to be material.

Income Taxes	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
Income before income taxes was derived from the following sources:

	2012	2011	2010
United States	$810,150	$681,910	$354,675
Foreign	766,548	731,811	400,142
	$1,576,698	$1,413,721	$754,817

Income taxes include the following:

	2012	2011	2010
Federal
Current	$255,991	$121,292	$84,878
Deferred	(48,252)	34,136	6,104
Foreign
Current	191,167	193,064	105,927
Deferred	(29)	(24,229)	(22,788)
State and local
Current	30,500	21,500	25,000
Deferred	(8,171)	10,808	(669)
	$421,206	$356,571	$198,452

A reconciliation of the Company's effective income tax rate to the statutory Federal rate follows:

	2012	2011	2010
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	0.9	1.8	2.1
Foreign tax rate difference	(5.8)	(8.7)	(7.4)
Cash surrender of life insurance	0.1	(0.9)	(1.0)
Federal manufacturing deduction	(1.6)	(0.9)	(0.6)
Research tax credit	(0.4)	(1.1)	(0.7)
Other	(1.5)	—	(1.1)
Effective income tax rate	26.7%	25.2%	26.3%

Deferred income taxes are provided for the temporary differences between the financial reporting basis and the tax basis of assets and liabilities. The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2012	2011
Retirement benefits	$751,676	$374,005
Other liabilities and reserves	134,358	161,954
Long-term contracts	27,726	7,355
Stock-based incentive compensation	70,129	63,590
Loss carryforwards	175,571	186,613
Unrealized currency exchange gains and losses	9,057	43,484
Inventory	18,535	24,623
Foreign tax credit carryforward	19,079	—
Depreciation and amortization	(480,791)	(479,103)
Valuation allowance	(176,079)	(192,904)
Net deferred tax asset	$549,261	$189,617
Change in net deferred tax asset:
Provision for deferred tax	$56,452	$(20,715)
Items of other comprehensive (loss)	319,352	(131,552)
Acquisitions and other	(16,160)	(1,519)
Total change in net deferred tax	$359,644	$(153,786)

At June 30, 2012, the Company had recorded deferred tax assets of $175,571 resulting from $701,310 in loss carryforwards. A valuation allowance of $165,907 related to the loss carryforwards has been established due to the uncertainty of realizing certain deferred tax assets. Of this valuation allowance, $147,755 resulting from $516,808 in loss carryforwards, relates to a non-operating entity whose utilization of its loss carryforward is considered to be remote. An additional valuation allowance of $10,172 relates to a foreign capital loss carryforward and certain deferred tax assets associated with other liabilities and reserves. The foreign capital loss carryforward and some of the loss carryforwards can be carried forward indefinitely; others can be carried forward from three to 20 years.
Provision has not been made for additional U.S. or foreign taxes on undistributed earnings of certain international operations as those earnings will continue to be reinvested. It is not practicable to estimate the additional taxes, including applicable foreign withholding taxes, that might be payable on the eventual remittance of such earnings.
Accumulated undistributed earnings of foreign operations reinvested in their operations amounted to $669,000, $983,950 and $1,102,978, at June 30, 2012, 2011 and 2010, respectively.
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance July 1	$81,156	$82,089	$132,954
Additions for tax positions related to current year	66,500	8,398	10,815
Additions for tax positions of prior years	11,047	10,015	23,408
Additions for acquisitions	—	—	294
Reductions for tax positions of prior years	(23,456)	(15,060)	(64,821)
Reductions for settlements	(23,434)	(7,133)	(21,770)
Reductions for expiration of statute of limitations	(1,636)	—	(37)
Effect of foreign currency translation	(442)	2,847	1,246
Balance June 30	$109,735	$81,156	$82,089

The total amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was $61,601, $78,754 and $81,927 as of June 30, 2012, 2011 and 2010, respectively. If recognized, a significant portion of the gross unrecognized tax benefits as of June 30, 2012 would be offset against an asset currently recorded in the Consolidated Balance Sheet. The accrued interest related to the gross unrecognized tax benefits, excluded from the amounts above, was $3,676, $11,331 and $8,200 as of June 30, 2012, 2011 and 2010, respectively.
The Company and its subsidiaries file income tax returns in the United States and in various foreign jurisdictions. In the normal course of business, the Company's tax returns are subject to examination by taxing authorities throughout the world. The Company is no longer subject to examinations of its federal income tax returns by the United States Internal Revenue Service for fiscal years through 2010. All significant state, local and foreign tax returns have been examined for fiscal years through 2003. The Company does not anticipate that, within the next twelve months, the total amount of unrecognized tax benefits will significantly change due to the settlement of examinations and the expiration of statute of limitations.

Earnings Per Share	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share
Basic earnings per share are computed using the weighted-average number of common shares outstanding during the year. Diluted earnings per share are computed using the weighted-average number of common shares and common share equivalents outstanding during the year. Common share equivalents represent the dilutive effect of outstanding stock-based awards. The computation of net income per share was as follows:

	2012	2011	2010
Numerator:
Net income attributable to common shareholders	$1,151,823	$1,049,130	$554,065
Denominator:
Basic - weighted-average common shares	151,222,033	161,125,869	160,909,655
Increase in weighted-average common shares from dilutive effect of stock-based awards	3,442,477	3,672,352	1,992,062
Diluted - weighted-average common shares, assuming exercise of stock-based awards	154,664,510	164,798,221	162,901,717
Basic earnings per share	$7.62	$6.51	$3.44
Diluted earnings per share	$7.45	$6.37	$3.40

For 2012, 2011 and 2010, 0.7 million, 1.6 million, and 9.0 million common shares, respectively, subject to stock-based awards were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive.

Inventories	12 Months Ended
Jun. 30, 2012
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories valued on the last-in, first-out (LIFO) cost method were approximately 31 percent of total inventories in 2012 and 28 percent of total inventories in 2011. The current cost of these inventories exceeds their valuation determined on the LIFO basis by $212,033 in 2012 and $205,739 in 2011. Progress payments of $36,087 in 2012 and $33,489 in 2011 are netted against inventories.

Goodwill and Intangible Assets	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The Company's annual impairment tests performed in 2012, 2011, and 2010 resulted in no impairment loss being recognized.
The changes in the carrying amount of goodwill for the years ended June 30, 2012 and June 30, 2011 are as follows:

	Industrial Segment	Aerospace Segment	Climate & Industrial Controls Segment	Total
Balance June 30, 2010	$2,380,640	$98,856	$306,838	$2,786,334
Acquisitions	7,424	—	1,291	8,715
Foreign currency translation	208,261	58	6,059	214,378
Goodwill adjustments	(336)	—	25	(311)
Balance June 30, 2011	$2,595,989	$98,914	$314,213	$3,009,116
Acquisitions	68,337	(193)	—	68,144
Foreign currency translation	(143,348)	(47)	(5,152)	(148,547)
Goodwill adjustments	(2,857)	—	—	(2,857)
Balance June 30, 2012	$2,518,121	$98,674	$309,061	$2,925,856

Acquisitions represent the original goodwill allocation and any changes in the purchase price for the acquisitions during the measurement period subsequent to the applicable acquisition dates.

Goodwill adjustments primarily represent final adjustments to the purchase price allocation for acquisitions during the measurement period subsequent to the applicable acquisition dates. The Company's previously reported results of operations and financial position would not be materially different had the goodwill adjustments recorded during 2012 and 2011 been reflected in the same reporting period that the initial purchase price allocations for those acquisitions were made.
Intangible assets are amortized on a straight-line method over their legal or estimated useful life. The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset as of June 30, 2012 and June 30, 2011:

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$118,034	$66,303	$124,015	$61,061
Trademarks	321,019	129,081	319,158	116,995
Customer lists and other	1,247,820	396,271	1,251,271	338,666
Total	$1,686,873	$591,655	$1,694,444	$516,722

During 2012, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Patents	$577	18 years
Trademarks	18,304	18 years
Customer lists and other	40,544	8 years
Total	$59,425	11 years

Total intangible amortization expense in 2012, 2011 and 2010 was $107,086, $107,701 and $114,749, respectively. Estimated intangible amortization expense for the five years ending June 30, 2013 through 2017 is $95,785, $92,422, $88,190, $84,109 and $81,259, respectively.

Financing Arrangements	12 Months Ended
Jun. 30, 2012
Financing Arrangements [Abstract]
Financing Arrangements
Financing Arrangements
The Company has a line of credit totaling $1,500,000 through a multi-currency revolving credit agreement with a group of banks, all of which was available at June 30, 2012. The credit agreement expires in March 2016; however, the Company has the right to request a one-year extension of the expiration date on an annual basis, which request may result in changes to the current terms and conditions of the credit agreement. A portion of the credit agreement supports the Company's commercial paper note program. The interest on borrowings is based upon the terms of each specific borrowing and is subject to market conditions. The revolving credit agreement requires the payment of an annual facility fee, the amount of which would increase in the event the Company's credit ratings are lowered.
The Company is currently authorized to sell up to $1,350,000 of short-term commercial paper notes. No commercial paper notes were outstanding at June 30, 2012 or at June 30, 2011.
The Company's foreign locations in the ordinary course of business may enter into financial guarantees through financial institutions which enable customers to be reimbursed in the event of nonperformance by the Company.
The Company's credit agreements and indentures governing certain debt agreements contain various covenants, the violation of which would limit or preclude the use of the applicable agreements for future borrowings, or might accelerate the maturity of the related outstanding borrowings covered by the applicable agreements. At the Company's present rating level, the most restrictive covenant contained in the credit agreements and the indentures provides that the ratio of secured debt to net tangible assets be less than 10 percent. As of June 30, 2012, the Company does not have any secured debt outstanding. The Company is in compliance with all covenants.
Notes payable consists of short-term lines of credit and borrowings from foreign banks. At June 30, 2012, the Company had $90,654 in lines of credit from various foreign banks, all of which was available at June 30, 2012. Most of these agreements are renewed annually. There was no balance of notes payable at June 30, 2012 and June 30, 2011. The weighted-average interest rate on notes payable during 2012 and 2011 was 0.2 percent and 0.6 percent, respectively.

Debt	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Debt
Debt

June 30,	2012	2011
Domestic:
Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038	$1,175,000	$1,175,000
Fixed rate senior notes 4.875%, due 2013	225,000	225,000
Foreign:
Bank loans, including revolving credit 1% to 7.2%, due 2012-2017	589	1,380
Euro bonds 4.125%, due 2016	253,220	290,040
Japanese Yen credit facility JPY Libor plus 55 bps, due 2017	75,174	—
Japanese Yen credit facility JPY Libor plus 20 bps, due 2012	—	74,472
Other long-term debt, including capitalized leases	552	465
Total long-term debt	1,729,535	1,766,357
Less long-term debt payable within one year	225,589	75,271
Long-term debt, net	$1,503,946	$1,691,086

Principal amounts of long-term debt payable in the five years ending June 30, 2013 through 2017 are $225,589, $399, $153, $253,220 and $75,174, respectively. In 2012, the Company entered into a JPY 6 billion credit facility. Based on the Company's current rating level, the credit facility bears interest of JPY LIBOR (reset semi-annually) plus 55 basis points. Interest is paid semi-annually and any principal borrowings are due to be repaid in March 2017. The Company borrowed the full JPY 6 billion during 2012, equivalent to $73 million at the time of borrowing, and used the funds to repay the balance due on the Company's previous JPY credit facility.
Lease Commitments - Future minimum rental commitments as of June 30, 2012, under non-cancelable operating leases, which expire at various dates, are as follows: 2013-$82,652; 2014-$55,855; 2015-$35,038; 2016-$22,126; 2017-$15,769 and after 2017-$57,270.
Rental expense in 2012, 2011 and 2010 was $124,546, $118,496 and $123,582, respectively.

Retirement Benefits	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Benefits
Retirement Benefits
Pensions - The Company has noncontributory defined benefit pension plans covering eligible employees, including certain employees in foreign countries. Plans for most salaried employees provide pay-related benefits based on years of service. Plans for hourly employees generally provide benefits based on flat-dollar amounts and years of service. The Company also has arrangements for certain key employees which provide for supplemental retirement benefits. In general, the Company's policy is to fund these plans based on legal requirements, tax considerations, local practices and investment opportunities. The Company also sponsors defined contribution plans and participates in government-sponsored programs in certain foreign countries.
A summary of the Company's defined benefit pension plans follows:

	2012	2011	2010
Benefit cost
Service cost	$84,663	$87,676	$70,977
Interest cost	185,550	176,081	178,562
Expected return on plan assets	(201,845)	(200,303)	(177,559)
Amortization of prior service cost	14,016	12,636	13,974
Amortization of unrecognized actuarial loss	105,788	109,436	65,823
Amortization of initial net (asset)	(60)	(63)	(55)
Net periodic benefit cost	$188,112	$185,463	$151,722

	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$3,569,560	$3,430,835
Service cost	84,663	87,676
Interest cost	185,550	176,081
Actuarial loss (gain)	847,628	(101,806)
Benefits paid	(152,417)	(146,779)
Plan amendments	3,475	9,735
Acquisitions	40,324	—
Foreign currency translation and other	(72,262)	113,818
Benefit obligation at end of year	$4,506,521	$3,569,560
Change in plan assets
Fair value of plan assets at beginning of year	2,798,417	$2,020,186
Actual gain on plan assets	4,515	384,848
Employer contributions	68,799	461,243
Benefits paid	(152,417)	(146,779)
Acquisitions	28,928	—
Foreign currency translation and other	(48,192)	78,919
Fair value of plan assets at end of year	$2,700,050	$2,798,417
Funded status	$(1,806,471)	$(771,143)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(11,448)	$(14,815)
Pensions and other postretirement benefits	(1,795,023)	(756,328)
Net amount recognized	$(1,806,471)	$(771,143)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$2,051,178	$1,133,411
Prior service cost	57,756	69,337
Transition obligation	230	161
Net amount recognized	$2,109,164	$1,202,909

The presentation of the amounts recognized on the Consolidated Balance Sheet and in accumulated other comprehensive (loss) is on a debit (credit) basis and excludes the effect of income taxes.

The estimated amount of net actuarial loss, prior service cost and transition obligation that will be amortized from accumulated other comprehensive (loss) into net periodic benefit pension cost in 2013 is $190,334, $13,677 and $24, respectively.
The accumulated benefit obligation for all defined benefit plans was $4,025,095 and $3,219,403 at June 30, 2012 and 2011, respectively. The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $4,491,415, $4,012,352 and $2,684,948, respectively, at June 30, 2012, and $3,119,540, $2,798,701 and $2,353,730, respectively, at June 30, 2011. The projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $4,499,085 and $2,691,772, respectively, at June 30, 2012, and $3,557,563 and $2,783,349, respectively, at June 30, 2011.
The Company expects to make cash contributions of approximately $281 million to its defined benefit pension plans in 2013, the majority of which relate to U.S. qualified benefit plans. Estimated future benefit payments in the five years ending June 30, 2013 through 2017 are $159,901, $206,157, $176,683, $189,949 and $202,647, respectively and $1,213,083 in the aggregate for the five years ending June 30, 2018 through June 30, 2022.
The assumptions used to measure net periodic benefit cost for the Company's significant defined benefit plans are:

	2012	2011	2010
U.S. defined benefit plans
Discount rate	5.45%	5.30%	6.25%
Average increase in compensation	5.21%	5.21%	4.34%
Expected return on plan assets	8.0%	8.5%	8.5%
Non-U.S. defined benefit plans
Discount rate	2.0 to 5.87%	1.75 to 6.0%	2.0 to 6.78%
Average increase in compensation	2.0 to 5.0%	2.0 to 4.5%	2.0 to 4.7%
Expected return on plan assets	1.0 to 7.5%	1.0 to 8.0%	1.0 to 8.0%

The assumptions used to measure the benefit obligation for the Company's significant defined benefit plans are:

	2012	2011
U.S. defined benefit plans
Discount rate	3.91%	5.45%
Average increase in compensation	5.21%	5.21%
Non-U.S. defined benefit plans
Discount rate	1.75 to 4.7%	2.0 to 5.87%
Average increase in compensation	2.0 to 6.0%	2.0 to 5.0%

The discount rate assumption is based on current rates of high-quality long-term corporate bonds over the same estimated time period that benefit payments will be required to be made. The expected return on plan assets assumption is based on the weighted-average expected return of the various asset classes in the plans' portfolio. The asset class return is developed using historical asset return performance as well as current market conditions such as inflation, interest rates and equity market performance.
The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2012	2011
Equity securities	54%	59%
Debt securities	34%	33%
Other	12%	8%
	100%	100%

The weighted-average target asset allocation as of June 30, 2012 is 55 percent equity securities, 34 percent debt securities and 11 percent other investments. The investment strategy for the Company's worldwide defined benefit pension plan assets focuses on achieving prudent actuarial funding ratios while maintaining acceptable levels of risk in order to provide adequate liquidity to meet immediate and future benefit requirements. This strategy requires investment portfolios that are broadly diversified across various asset classes and external investment managers. Assets held in the U.S. defined benefit plans account for approximately 72 percent of the Company's total defined benefit plan assets. The Company's overall investment strategy with respect to the Company's U.S. defined benefit plans is to opportunistically migrate from its current mix between growth seeking assets (primarily consisting of global public equities in developed and emerging countries and hedge fund of fund strategies) and income generating assets (primarily consisting of high quality bonds, both domestic and global, emerging market bonds, high yield bonds and Treasury Inflation Protected Securities) to an allocation more heavily weighted toward income generating assets. Over time, long duration fixed income assets are being added to the portfolio. These securities are highly correlated with the Company's pension liabilities and will serve to hedge a portion of the Company's interest rate risk.
The fair values of pension plan assets at June 30, 2012 and at June 30, 2011, by asset class, are as follows. The classification of certain pension plan assets at June 30, 2012 have been changed from the prior year classification to more accurately categorize the assets with the fair value hierarchy. There have been no changes in the method used to calculate the fair value of these assets.

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$92,718	$92,718	$—	$—
Equity securities
U.S. based companies	336,676	336,676	—	—
Non-U.S. based companies	245,460	245,460	—	—
Fixed income securities
Corporate bonds	188,859	58,038	130,821	—
Government issued securities	120,103	64,681	55,422	—
Mutual funds
Equity funds	337,374	336,747	627	—
Fixed income funds	222,147	218,208	3,939	—
Common/Collective trusts
Equity funds	661,622	—	661,622	—
Fixed income funds	392,398	—	392,398	—
Limited Partnerships	126,837	—	126,837	—
Miscellaneous	(24,144)	664	(24,808)	—
Total at June 30, 2012	$2,700,050	$1,353,192	$1,346,858	$—

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$112,080	$58,511	$53,569	$—
Equity securities
U.S. based companies	376,946	376,946	—	—
Non-U.S. based companies	288,161	288,161	—	—
Fixed income securities
Corporate bonds	120,136	—	120,136	—
Government issued securities	137,618	79,536	58,082	—
Mutual funds
Equity funds	220,312	219,816	496	—
Fixed income funds	138,314	135,620	2,694	—
Common/Collective trusts
Equity funds	766,847	—	766,847	—
Fixed income funds	513,365	—	513,365	—
Limited Partnerships	128,470	—	128,470	—
Miscellaneous	(3,832)	88	(3,920)	—
Total at June 30, 2011	$2,798,417	$1,158,678	$1,639,739	$—

Cash and cash equivalents, which include repurchase agreements and other short-term investments, are valued at cost, which approximates fair value.
Equity securities are valued at the closing price reported on the active market on which the individual securities are traded. U.S. based companies include Company stock with a fair value of $102,212 as of June 30, 2012 and $119,856 as of June 30, 2011.
Fixed income securities are valued using both market observable inputs for similar assets that are traded on an active market and the closing price on the active market on which the individual securities are traded.
Mutual funds are valued using both the closing market price reported on the active market on which the fund is traded and market observable inputs for similar assets that are traded on an active market and primarily consist of equity and fixed income funds. The equity funds primarily provide exposure to U.S. and international equities and fixed income securities, real estate and commodities. The fixed income funds primarily provide exposure to high-yield securities and emerging market fixed income instruments.
Common/Collective trusts primarily consist of equity and fixed income funds and are valued using a net asset value per share. Common/Collective trust investments can be redeemed daily and without restriction. Redemption of the entire investment balance generally requires a 30-day notice period. The equity funds provide exposure to large, mid and small cap U.S. equities, international large and small cap equities and emerging market equities. The fixed income fund provides exposure to U.S., international and emerging market debt securities.
Limited Partnerships primarily consist of small cap equity and hedge funds and are valued using a net asset value per share. Limited Partnership investments can be redeemed daily and without restriction. Redemption of the entire investment balance generally requires a 30-day notice period. Small cap equity funds provide exposure to domestic small cap equities and hedge funds provide exposure to a variety of hedging strategies including long/short equity, relative value, event driven and global macro .
Miscellaneous primarily includes net payables for securities purchased but not settled in the asset portfolio of the Company's U.S. defined benefit pension plans and insurance contracts held in the asset portfolio of the Company's non-U.S. defined benefit pension plans. Insurance contracts are valued at the present value of future cash flows promised under the terms of the insurance contracts.
The primary investment objective of equity securities and equity funds, within both the mutual fund and common/collective trust asset class, is to obtain capital appreciation in an amount that at least equals various market-based benchmarks. The primary investment objective of fixed income securities and fixed income funds, within both the mutual fund and common/collective trust asset class, is to provide for a constant stream of income while preserving capital. The primary investment objective of limited partnerships is to achieve capital appreciation through an investment program focused on specialized investment strategies. The primary investment objective of insurance contracts, included in the miscellaneous asset class, is to provide a stable rate of return over a specified period of time.
Employee Savings Plan - The Company sponsors an employee stock ownership plan (ESOP) as part of its existing savings and investment 401(k) plan. The ESOP is available to eligible domestic employees. Parker Hannifin common stock is used to match contributions made by employees to the ESOP up to a maximum of 4.0 percent of an employee's annual compensation.

	2012	2011	2010
Shares held by ESOP	10,216,738	10,308,032	10,950,349
Company contributions to ESOP	$58,067	$52,627	$48,336

Company contributions to the ESOP are generally made in the form of cash and are recorded as compensation expense. In 2010, in lieu of cash, the Company delivered 510,984 of its common shares out of treasury for the matching contribution.
The Company has a retirement income account (RIA) within the employee savings plan. The Company makes a contribution to the participant's RIA account each year, the amount of which is based on the participant's age and years of service. Participants do not contribute to the RIA. The Company recognized $19,372, $16,844 and $12,598 in expense related to the RIA in 2012, 2011 and 2010, respectively.
In addition to shares within the ESOP, as of June 30, 2012, employees have elected to invest in 3,451,084 shares of common stock within the company stock fund of the savings and investment 401(k) plan.
Other Postretirement Benefits - The Company provides postretirement medical and life insurance benefits to certain retirees and eligible dependents. Most plans are contributory, with retiree contributions adjusted annually. The plans are unfunded and pay stated percentages of covered medically necessary expenses incurred by retirees, after subtracting payments by Medicare or other providers and after stated deductibles have been met. For most plans, the Company has established cost maximums to more effectively control future medical costs. The Company has reserved the right to change these benefit plans.
Certain employees are covered under benefit provisions that include prescription drug coverage for Medicare eligible retirees. The impact of the subsidy received under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 on the Company's other postretirement benefits was immaterial.
A summary of the Company's other postretirement benefit plans follows:

	2012	2011	2010
Benefit cost
Service cost	$728	$675	$545
Interest cost	3,482	3,579	3,920
Net amortization and deferral	480	524	(461)
Net periodic benefit cost	$4,690	$4,778	$4,004

	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$73,139	$69,868
Service cost	728	675
Interest cost	3,482	3,579
Actuarial loss	11,447	5,002
Benefits paid	(5,142)	(5,985)
Benefit obligation at end of year	$83,654	$73,139
Funded status	$(83,654)	$(73,139)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(5,041)	$(5,670)
Pensions and other postretirement benefits	(78,613)	(67,469)
Net amount recognized	$(83,654)	$(73,139)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$21,246	$10,324
Prior service (credit)	(1,023)	(1,068)
Net amount recognized	$20,223	$9,256

The presentation of the amounts recognized on the Consolidated Balance Sheet and in accumulated other comprehensive (loss) is on a debit (credit) basis and is before the effect of income taxes. The amount of net actuarial loss and prior service (credit) that will be amortized from accumulated other comprehensive (loss) into net periodic postretirement cost in 2013 is $1,573 and $(103), respectively.
The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2012	2011	2010
Discount rate	5.0%	5.01%	6.10%
Current medical cost trend rate	8.0%	8.0%	8.5%
Ultimate medical cost trend rate	5.0%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year	2019	2018	2018

The discount rate assumption used to measure the benefit obligation was 3.62 percent in 2012 and 5.0 percent in 2011.
Estimated future benefit payments for other postretirement benefits in the five years ending June 30, 2013 through 2017 are $5,068, $5,140, $5,168, $5,245 and $5,319, respectively, and $25,438 in the aggregate for the five years ending June 30, 2018 through June 30, 2022.
A one percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$221	$(185)
Effect on postretirement benefit obligation	4,135	(3,476)

Other - The Company has established nonqualified deferred compensation programs, which permit officers, directors and certain management employees annually to elect to defer a portion of their compensation, on a pre-tax basis, until their retirement. The retirement benefit to be provided is based on the amount of compensation deferred, Company match, and earnings on the deferrals. During 2012, 2011 and 2010, the Company recorded expense relating to deferred compensation of $4,499, $28,720 and $21,553, respectively.
The Company has invested in corporate-owned life insurance policies to assist in meeting the obligation under these programs. The policies are held in a rabbi trust and are recorded as assets of the Company.

Equity	12 Months Ended
Jun. 30, 2012
Equity [Abstract]
Equity
Equity
The balance of accumulated other comprehensive (loss) in shareholders' equity is comprised of the following:

	2012	2011
Foreign currency translation	$(51,125)	$316,010
Retirement benefit plans	(1,364,138)	(766,159)
Other	(637)	(841)

The balance of accumulated other comprehensive (loss) income in noncontrolling interests relates to foreign currency translation and amounted to $1,238 and $26,844, at June 30, 2012 and June 30, 2011, respectively.
Share Repurchases - The Company has a program to repurchase its common shares. In August 2011, the Board of Directors of the Company authorized the repurchase of up to 15 million shares under the program. Subject to this overall limitation, each fiscal year the Company is authorized to repurchase an amount of common shares equal to the greater of 7.5 million shares or five percent of the shares outstanding as of the end of the prior fiscal year. In April 2012, the Board of Directors of the Company modified the repurchase program such that, for 2012, the fiscal year limitation was eliminated and the number of shares authorized for repurchase under the program was increased to 16 million, exclusive of any shares previously repurchased during 2012. Repurchases are funded primarily from operating cash flows and commercial paper borrowings, and the shares are initially held as treasury stock. The number of common shares repurchased at the average purchase price follows:

	2012	2011	2010
Shares repurchased	6,395,866	8,008,926	441,118
Average price per share	$71.20	$86.54	$56.67

Stock Incentive Plans	12 Months Ended
Jun. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Incentive Plans
Stock Incentive Plans
The Company's 2003 Stock Incentive Plan and 2009 Omnibus Stock Incentive Plan provide for the granting of share-based incentive awards in the form of nonqualified stock options, stock appreciation rights (SARs), restricted stock units (RSUs) and restricted and unrestricted stock to officers and key employees of the Company. The aggregate number of shares authorized for issuance under the 2003 Stock Incentive Plan and 2009 Omnibus Stock Incentive Plan is 13,500,000 and 5,500,000, respectively. The Company satisfies share-based incentive award obligations by issuing shares of common stock out of treasury, which have been repurchased pursuant to the Company's share repurchase program described in Note 11, or through the issuance of previously unissued common stock.
Stock Options/SARs - Stock options allow the participant to purchase shares of common stock at a price not less than 100 percent of the fair market value of the stock on the date of grant. Upon exercise, SARs entitle the participant to receive shares of common stock equal to the increase in value of the award between the grant date and the exercise date. Stock options and SARs are exercisable from one to three years after the date of grant and expire no more than 10 years after grant.
The fair value of each stock option and SAR award granted in 2012, 2011 and 2010 was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2012	2011	2010
Risk-free interest rate	0.9%	1.5%	2.9%
Expected life of award	5.2 yrs	5.2 yrs	5.3 yrs
Expected dividend yield of stock	1.6%	1.5%	1.4%
Expected volatility of stock	37.3%	35.9%	34.5%
Weighted-average fair value	$20.30	$18.70	$15.77

The risk-free interest rate was based on U.S. Treasury yields with a term similar to the expected life of the award. The expected life of the award was derived by referring to actual exercise and post-vesting employment termination experience. The expected dividend yield was based on the Company's historical dividend rate and stock price over a period similar to the expected life of the award. The expected volatility of stock was derived by referring to changes in the Company's historical common stock prices over a timeframe similar to the expected life of the award.
Stock option and SAR activity during 2012 is as follows (aggregate intrinsic value in millions):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value
Outstanding June 30, 2011	13,229,118	$52.44
Granted	950,624	69.75
Exercised	(1,332,688)	42.43
Canceled	(48,728)	58.90
Outstanding June 30, 2012	12,798,326	$54.74	5.0	years	$284.6
Exercisable June 30, 2012	10,023,736	$53.18	4.1	years	$238.4

A summary of the status and changes of shares subject to stock option and SAR awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	4,119,705	$16.84
Granted	950,624	20.30
Vested	(2,254,933)	16.80
Canceled	(40,806)	16.95
Nonvested June 30, 2012	2,774,590	$18.06

At June 30, 2012, $11,056 of expense with respect to nonvested stock option and SAR awards has yet to be recognized and will be amortized into expense over a weighted-average period of approximately 14 months. The total fair value of shares vested during 2012, 2011 and 2010 was $37,885, $45,635 and $40,494, respectively.
Information related to stock options and SAR awards exercised during 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Net cash proceeds	$10,599	$25,862	$10,307
Intrinsic value	57,567	163,752	45,424
Income tax benefit	14,008	42,546	14,031

During 2012, 2011 and 2010, the Company recognized stock-based compensation expense of $26,585, $36,617 and $44,415, respectively, relating to stock option and SAR awards. The Company derives a tax deduction measured by the excess of the market value over the grant price at the date stock-based awards are exercised. The related tax benefit is credited to additional capital as the Company is currently in a windfall tax benefit position.
Shares surrendered upon exercise of stock options and SARs: 2012 - 321,266; 2011 - 2,447,908; 2010 - 606,554.

RSUs - RSUs constitute an agreement to deliver shares of common stock to the participant at the end of a vesting period. Generally, the RSUs vest and the underlying stock is issued ratably over a three-year graded vesting period. Unvested RSUs may not be transferred and do not have dividend or voting rights. For each unvested RSU, recipients are entitled to receive a dividend equivalent, payable in cash or common shares, equal to the cash dividend per share paid to common shareholders.
The Company began granting RSUs in 2011 and the fair value of each RSU award was based on the fair market value of the Company's common stock on the date of grant. A summary of the status and changes of shares subject to RSU awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	415,175	$62.55
Granted	186,658	70.15
Vested	(138,588)	62.35
Canceled	(12,304)	65.20
Nonvested June 30, 2012	450,941	$65.69

During 2012 and 2011, the Company recognized stock-based compensation expense of $12,393 and $12,243, respectively, relating to the RSU awards. At June 30, 2012, $12,658 of expense with respect to nonvested RSU awards has yet to be recognized and will be amortized into expense over a weighted-average period of approximately 17 months. The total fair value of RSU awards vested during 2012 and 2011 was $8,642 and $20, respectively. The Company recognized a tax benefit of $1,673 relating to the issuance of common stock for RSU awards that vested during 2012.
LTIP/Restricted Stock - The Company's Long Term Incentive Plans (LTIP) provide for the issuance of unrestricted stock to certain officers and key employees based on the attainment of certain goals relating to the Company's revenue growth, earnings per share growth and return on invested capital during the three-year performance period. No dividends or dividend equivalents are paid on unearned shares. For awards granted prior to the 2010-11-12 LTIP, restricted stock was earned and awarded, and an estimated value was accrued, based upon attainment of criteria specified in the LTIP over the cumulative years of each 3-year plan. The shares of restricted stock issued to plan participants after the end of the performance period are entitled to cash dividends and to vote their respective shares, but transferability of the restricted stock is restricted for three years following issuance.
For the payout in 2010, in lieu of restricted stock, the participant could elect to receive the LTIP payout as a deferred cash contribution. Retired participants received the 2010 LTIP payout in cash.

Restricted Stock for LTIP	2012	2011	2010
LTIP 3-year plan	2009-10-11	2008-09-10	2007-08-09
Number of shares issued	243,266	157,491	68,172
Average share value on date of issuance	$69.10	$62.35	$48.58
Total value	$16,810	$9,820	$3,312

Under the Company's 2010-11-12 LTIP, a payout of unrestricted stock will be issued in August 2012.
The fair value of each LTIP award granted in 2012, 2011 and 2010 was based on the fair market value of the Company's common stock on the date of grant. A summary of the status and changes of shares relating to the LTIP and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	1,130,457	$64.50
Granted	274,185	82.37
Vested	(202,897)	65.26
Canceled	(41,903)	66.68
Nonvested June 30, 2012	1,159,842	$68.51

During 2012, 2011 and 2010, the Company recorded stock-based compensation expense of $41,886, $24,378 and $15,018, respectively, relating to the LTIP.
Shares surrendered in connection with the LTIP: 2012- 76,427; 2011- 126,462; 2010 - 83,991.
In 2012, 2011 and 2010, 15,010, 17,820 and 20,000 restricted shares, respectively, were issued to certain non-employee members of the Board of Directors. Transferability of these shares is restricted for one to three years following issuance. In addition, prior to 2012 non-employee members of the Board of Directors were given the opportunity to receive all or a portion of their fees in restricted shares. These shares vest ratably, on an annual basis, over the term of office of the director. In 2011 and 2010, 2,400 and 4,578 restricted shares, respectively, were issued in lieu of directors' fees.
During 2012, 2011 and 2010, the Company recognized a tax benefit (cost) of $426, $277, and $(333), respectively, relating to the LTIP and restricted stock issued to non-employee members of the Board of Directors.
At June 30, 2012, the Company had approximately 21 million common shares reserved for issuance in connection with its stock incentive plans.

Shareholders' Protection Rights Agreement	12 Months Ended
Jun. 30, 2012
Shareholders Protection Rights Agreement [Abstract]
Shareholders' Protection Rights Agreement
Shareholders' Protection Rights Agreement
On January 25, 2007, the Board of Directors of the Company declared a dividend of one Shareholders' Right for each common share outstanding on February 17, 2007 in relation to the Company's Shareholders Protection Rights Agreement. As of June 30, 2012, 149,630,598 common shares were reserved for issuance under this Agreement. Under certain conditions involving acquisition of, or an offer for, 15 percent or more of the Company's common shares, all holders of Shareholders' Rights would be entitled to purchase one common share at an exercise price currently set at $160. In addition, in certain circumstances, all holders of Shareholders' Rights (other than the acquiring entity) would be entitled to purchase a number of common shares equal to twice the exercise price, or at the option of the Board, to exchange each Shareholders' Right for one common share. The Shareholders' Rights remain in existence until February 17, 2017, unless extended by the Board of Directors or earlier redeemed (at one cent per Shareholders' Right), exercised or exchanged under the terms of the agreement. In the event of an unfriendly business combination attempt, the Shareholders' Rights will cause substantial dilution to the person attempting the business combination. The Shareholders' Rights should not interfere with any merger or other business combination that is in the best interest of the Company and its shareholders since the Shareholders' Rights may be redeemed.

Research and Development	12 Months Ended
Jun. 30, 2012
Research and Development [Abstract]
Research and Development
Research and Development
Research and development costs amounted to $365,703 in 2012, $359,456 in 2011 and $316,181 in 2010. These amounts include both costs incurred by the Company related to independent research and development initiatives as well as costs incurred in connection with research and development contracts. Costs incurred in connection with research and development contracts amounted to $43,658 in 2012, $61,327 in 2011 and $40,277 in 2010. These costs are included in the total research and development cost for each of the respective years.

Financial Instruments	12 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Financial Instruments
Financial Instruments
The Company's financial instruments consist primarily of cash and cash equivalents, long-term investments, and accounts receivable, net as well as obligations under accounts payable, trade, notes payable and long-term debt. Due to their short-term nature, the carrying values for cash and cash equivalents, accounts receivable, net, accounts payable, trade and notes payable approximate fair value. The carrying value of long-term debt (excluding capital leases) was $1,728,983 and $1,765,892 at June 30, 2012 and June 30, 2011, respectively, and was estimated to have a fair value of $2,005,887 and $1,902,221 at June 30, 2012 and June 30, 2011, respectively. The fair value of long-term debt was estimated using discounted cash flow analyses based on the Company's current incremental borrowing rate for similar types of borrowing arrangements.
The Company utilizes derivative and non-derivative financial instruments, including forward exchange contracts, costless collar contracts, cross-currency swap contracts and certain foreign denominated debt designated as net investment hedges, to manage foreign currency transaction and translation risk. The derivative financial instrument contracts are with major investment grade financial institutions and the Company does not anticipate any material non-performance by any of the counterparties. The Company does not hold or issue derivative financial instruments for trading purposes.
The Company's Euro bonds and Japanese Yen credit facility have been designated as a hedge of the Company's net investment in certain foreign subsidiaries. The translation of the Euro bonds and Japanese Yen credit facility into U.S. dollars is recorded in accumulated other comprehensive income (loss) and remains there until the underlying net investment is sold or substantially liquidated.
Derivative financial instruments are recognized on the balance sheet as either assets or liabilities and are measured at fair value. Derivatives consist of forward exchange, costless collar and cross-currency swap contracts the fair value of which is calculated using market observable inputs including both spot and forward prices for the same underlying currencies. The fair value of the cross-currency swap contracts is calculated using a present value cash flow model that has been adjusted to reflect the credit risk of either the Company or the counterparty.
Gains or losses on derivatives that are not hedges are adjusted to fair value through the cost of sales caption in the Consolidated Statement of Income. Gains or losses on derivatives that are hedges are adjusted to fair value through accumulated other comprehensive income (loss) in the Consolidated Balance Sheet until the hedged item is recognized in earnings.

The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2012	2011
Net investment hedges
Cross-currency swap contracts	Other liabilities	$2,008	$36,582
Cash flow hedges
Costless collar contracts	Accounts receivable	2,466	638
Forward exchange contracts	Accounts receivable	1,887	—
Costless collar contracts	Other accrued liabilities	552	2,979

The fair values at June 30, 2012 and 2011 are classified within Level 2 of the fair value hierarchy. There are no other financial assets or liabilities that are marked to market on a recurring basis. Fair values are transferred between levels of the fair value hierarchy when facts and circumstances indicate that a change in the method of estimating the fair value of a financial asset or financial liability is warranted.

The cross-currency swap contracts have been designated as hedging instruments. The forward exchange and costless collar contracts have not been designated as hedging instruments and are considered to be economic hedges of forecasted transactions.
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2012	2011	2010
Forward exchange contracts	$(4,156)	$19,048	$—
Costless collar contracts	5,111	(6,624)	(4,897)

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive income (loss) in the Consolidated Balance Sheet are as follows:

	2012	2011
Cross-currency swap contracts	$21,359	$(22,600)
Foreign denominated debt	22,039	(50,581)

There was no ineffectiveness of the cross-currency swap contracts or foreign denominated debt, nor were any portion of these financial instruments excluded from the effectiveness testing, during 2012, 2011 and 2010.

Contingencies	12 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Contingencies
Contingencies
The Company is involved in various litigation matters arising in the normal course of business, including proceedings based on product liability claims, workers' compensation claims and alleged violations of various environmental laws. The Company is self-insured in the United States for health care, workers' compensation, general liability and product liability up to predetermined amounts, above which third party insurance applies. Management regularly reviews the probable outcome of these proceedings, the expenses expected to be incurred, the availability and limits of the insurance coverage, and the established accruals for liabilities. While the outcome of pending proceedings cannot be predicted with certainty, management believes that any liabilities that may result from these proceedings will not have a material adverse effect on the Company's liquidity, financial condition or results of operations.
Environmental - The Company is currently responsible for environmental remediation at various manufacturing facilities presently or formerly operated by the Company and has been named as a “potentially responsible party,” along with other companies, at off-site waste disposal facilities and regional sites.
As of June 30, 2012, the Company had a reserve of $11,889 for environmental matters, which are probable and reasonably estimable. This reserve is recorded based upon the best estimate of costs to be incurred in light of the progress made in determining the magnitude of remediation costs, the timing and extent of remedial actions required by governmental authorities and the amount of the Company's liability in proportion to other responsible parties.
The Company's estimated total liability for environmental matters ranges from a minimum of $11.9 million to a maximum of $71.5 million. The largest range for any one site is approximately $6.1 million. The actual costs to be incurred by the Company will be dependent on final determination of contamination and required remedial action, negotiations with governmental authorities with respect to cleanup levels, changes in regulatory requirements, innovations in investigatory and remedial technologies, effectiveness of remedial technologies employed, the ability of other responsible parties to pay, and any insurance or other third-party recoveries.

Quarterly Information (Unaudited)	12 Months Ended
Jun. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Information (Unaudited)
Quarterly Information (Unaudited)

2012	1st	2nd	3rd	4th	Total
Net sales	$3,233,881	$3,106,832	$3,393,563	$3,411,666	$13,145,942
Gross profit	819,439	725,510	803,248	839,408	3,187,605
Net income attributable to common shareholders	297,018	240,766	312,074	301,965	1,151,823
Diluted earnings per share	1.91	1.56	2.01	1.96	7.45

2011	1st	2nd	3rd	4th	Total
Net sales	$2,829,273	$2,866,664	$3,240,103	$3,409,830	$12,345,870
Gross profit	691,399	670,936	777,020	819,058	2,958,413
Net income attributable to common shareholders	247,171	230,180	279,589	292,190	1,049,130
Diluted earnings per share	1.51	1.39	1.68	1.79	6.37

Earnings per share amounts are computed independently for each of the quarters presented, therefore, the sum of the quarterly earnings per share amounts may not equal the total computed for the year.

Stock Prices and Dividends (Unaudited)	12 Months Ended
Jun. 30, 2012
Stock Prices and Dividends [Abstract]
Stock Prices and Dividends (Unaudited)

Stock Prices and Dividends (Unaudited)

(In dollars)		1st	2nd	3rd	4th	Total
2012	High	$92.01	$85.84	$91.47	$89.45	$92.01
	Low	60.36	59.26	76.92	71.90	59.26
	Dividends	0.37	0.37	0.39	0.41	1.54

2011	High	$72.12	$87.36	$95.00	$99.40	$99.40
	Low	54.26	67.52	82.80	83.65	54.26
	Dividends	0.27	0.29	0.32	0.37	1.25

2010	High	$55.89	$59.36	$66.71	$72.50	$72.50
	Low	39.53	49.36	53.50	55.18	39.53
	Dividends	0.25	0.25	0.25	0.26	1.01

Common Stock Listing: New York Stock Exchange, Stock Symbol PH

Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Nature of Operations
Nature of Operations - The Company is a leading worldwide diversified manufacturer of motion and control technologies and systems, providing precision engineered solutions for a wide variety of mobile, industrial and aerospace markets. The Company evaluates performance based on segment operating income before corporate and administrative expenses, interest expense and income taxes.
The Company operates in three business segments: Industrial, Aerospace and Climate & Industrial Controls. The Industrial Segment is an aggregation of several business units, which manufacture motion-control and fluid power system components for builders and users of various types of manufacturing, packaging, processing, transportation, agricultural, construction, and military vehicles and equipment. Industrial Segment products are marketed primarily through field sales employees and independent distributors. The Industrial North American operations have manufacturing plants and distribution networks throughout the United States, Canada and Mexico and primarily service North America. The Industrial International operations provide Parker products and services to 45 countries throughout Europe, Asia Pacific, Latin America, the Middle East and Africa.
The Aerospace Segment produces hydraulic, fuel, pneumatic and electro-mechanical systems and components, which are utilized on virtually every domestic commercial, military and general aviation aircraft and also performs a vital role in naval vessels and land-based weapons systems. This Segment serves original equipment and maintenance, repair and overhaul customers worldwide. Aerospace Segment products are marketed by field sales employees and are sold directly to manufacturers and end users.
The Climate & Industrial Controls Segment manufactures motion-control systems and components for use primarily in the refrigeration and air conditioning and transportation industries. The products in the Climate & Industrial Controls Segment are marketed primarily through field sales employees and independent distributors.
See the table of Business Segment Information “By Industry” and “By Geographic Area” on pages 13-13 and 13-14 for further disclosure of business segment information.
There are no individual customers to whom sales are more than three percent of the Company's consolidated sales. Due to the diverse group of customers throughout the world the Company does not consider itself exposed to any concentration of credit risks.
The Company manufactures and markets its products throughout the world. Although certain risks and uncertainties exist, the diversity and breadth of the Company's products and geographic operations mitigate the risk that adverse changes with respect to any particular product and geographic operation would materially affect the Company's operating results.

Use of Estimates
Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Consolidation
Basis of Consolidation - The consolidated financial statements include the accounts of all majority-owned domestic and foreign subsidiaries. All intercompany transactions and profits have been eliminated in the consolidated financial statements. The Company does not have off-balance sheet arrangements. Within the Business Segment Information, intersegment and interarea sales have been eliminated.

Revenue Recognition
Revenue Recognition - Revenue is recognized when persuasive evidence of an arrangement exists, product has shipped and the risks and rewards of ownership have transferred or services have been rendered, the price to the customer is fixed and determinable and collectibility is reasonably assured, which is generally at the time the product is shipped. Shipping and handling costs billed to customers are included in net sales and the related costs in cost of sales.

Long-term Contracts
Long-term Contracts - The Company enters into long-term contracts primarily for the production of aerospace products. For financial statement purposes, revenues are primarily recognized using the percentage-of-completion method. The extent of progress toward completion is primarily measured using the units-of-delivery method. Unbilled costs on these contracts are included in inventory. Progress payments are netted against the inventory balances. The Company estimates costs to complete long-term contracts for purposes of evaluating and establishing contract reserves. Adjustments to cost estimates are made on a consistent basis and a contract reserve is established when the estimated costs to complete a contract exceed the expected contract revenues.

Cash	Cash - Cash equivalents consist of short-term highly liquid investments, with a three-month or less maturity, carried at cost plus accrued interest, which are readily convertible into cash.
Accounts Receivable
Accounts Receivable - The accounts receivable, net caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2012	2011
Accounts receivable, trade	$1,792,961	$1,780,137
Allowance for doubtful accounts	(10,518)	(10,472)
Non-trade accounts receivable	84,872	75,550
Notes receivable	124,969	132,641
Total	$1,992,284	$1,977,856

Accounts receivable are initially recorded at their net collectible amount and are generally recorded at the time the revenue from the sales transaction is recorded. Receivables are written off to bad debt primarily when, in the judgment of the Company, the receivable is deemed to be uncollectible due to the insolvency of the debtor.

Inventories
Inventories - Inventories are stated at the lower of cost or market. The majority of domestic inventories are valued by the last-in, first-out method and the balance of the Company's inventories are valued by the first-in, first-out method.

Plant, Equipment and Depreciation
Plant, Equipment and Depreciation - Plant and equipment are recorded at cost and are depreciated principally using the straight-line method for financial reporting purposes. Depreciation rates are based on estimated useful lives of the assets, generally 40 years for buildings, 15 years for land improvements and building equipment, seven to 10 years for machinery and equipment, and three to eight years for vehicles and office equipment. Improvements, which extend the useful life of property, are capitalized, and maintenance and repairs are expensed. The Company reviews plant and equipment for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable. When plant and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the appropriate accounts and any gain or loss is included in current income.

Investments and Other Assets
Investments and Other Assets - Investments in joint-venture companies in which ownership is 50 percent or less and in which the Company does not have operating control are stated at cost plus the Company's equity in undistributed earnings. These investments and the related earnings are not material to the consolidated financial statements.

Goodwill
Goodwill - The Company conducts a formal impairment test of goodwill on an annual basis and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value.

Intangible Assets
Intangible Assets - Intangible assets primarily include patents, trademarks and customer lists and are recorded at cost and amortized on a straight-line method. Patents are amortized over the shorter of their remaining useful or legal life. Trademarks are amortized over the estimated time period over which an economic benefit is expected to be received. Customer lists are amortized over a period based on anticipated customer attrition rates. The Company reviews intangible assets for impairment whenever events or changes in circumstances indicate that their carrying value may not be recoverable.

Income Taxes
Income Taxes - Income taxes are provided based upon income for financial reporting purposes. Deferred income taxes arise from temporary differences in the recognition of income and expense for tax purposes. Tax credits and similar tax incentives are applied to reduce the provision for income taxes in the year in which the credits arise. The Company recognizes accrued interest related to unrecognized tax benefits in income tax expense. Penalties, if incurred, are recognized in income tax expense.

Product Warranty
Product Warranty - In the ordinary course of business the Company warrants its products against defect in design, materials and workmanship over various time periods. The warranty accrual at June 30, 2012 and 2011 is immaterial to the financial position of the Company and the change in the accrual during 2012, 2011 and 2010 was immaterial to the Company's results of operations and cash flows.

Foreign Currency Translation
Foreign Currency Translation - Assets and liabilities of most foreign subsidiaries are translated at current exchange rates, and income and expenses are translated using weighted-average exchange rates. The effects of these translation adjustments, as well as gains and losses from certain intercompany transactions, are reported in the accumulated other comprehensive (loss) component of shareholders' equity. Such adjustments will affect net income only upon sale or liquidation of the underlying foreign investments, which is not contemplated at this time. Exchange gains and losses from transactions in a currency other than the local currency of the entity involved, and translation adjustments in countries with highly inflationary economies, are included in net income.

Subsequent Events
Subsequent Events - The Company has evaluated subsequent events that have occurred through the date of filing of the Company's Annual Report on Form 10-K for the fiscal year ended June 30, 2012. On August 13, 2012, the Company entered into an agreement to divest the automotive businesses of the Mobile Climate Systems division (MCS). MCS is part of the Climate & Industrial Controls Segment. The divestiture is expected to close in October 2012 and is expected to result in a pre-tax gain of approximately $30 million. The results of operations and net assets of the divested businesses are immaterial to the consolidated results of operations and financial position of the Company. No subsequent events occurred that required adjustment to these financial statements.

Recent Accounting Pronouncements
Recent Accounting Pronouncements - In June 2011, the Financial Accounting Standards Board (FASB) issued new accounting guidance requiring an entity to present net income and other comprehensive income (OCI) in either a single continuous statement or in separate consecutive statements. The guidance does not change the items reported in OCI or when an item of OCI must be reclassified to net income. The guidance, which must be presented retrospectively, is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011.
In September 2011, the FASB issued new accounting guidance related to testing goodwill for impairment. The new guidance allows an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether the entity should calculate the fair value of a reporting unit. It also expands the events and circumstances that an entity should consider between annual impairment tests in determining whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. This guidance is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 31, 2011. The Company has not determined the effect, if any, that this new guidance will have on its goodwill impairment tests.

Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
The accounts receivable, net caption in the Consolidated Balance Sheet is comprised of the following components:

June 30,	2012	2011
Accounts receivable, trade	$1,792,961	$1,780,137
Allowance for doubtful accounts	(10,518)	(10,472)
Non-trade accounts receivable	84,872	75,550
Notes receivable	124,969	132,641
Total	$1,992,284	$1,977,856

Acquisitions (Tables)	12 Months Ended
Jun. 30, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation

	2012	2011	2010
Assets acquired:
Accounts receivable	$24,833	$9,332	$908
Inventories	29,102	7,908	447
Prepaid expenses	1,541	69	(575)
Deferred income taxes	5,679	468	—
Plant and equipment	28,929	5,376	408
Intangible and other assets	59,576	35,094	4,198
Goodwill	68,144	8,715	2,891
	217,804	66,962	8,277
Liabilities assumed:
Notes payable	1,887	—	—
Accounts payable, trade	7,189	2,440	531
Accrued payrolls and other compensation	3,672	765	219
Accrued domestic and foreign taxes	2,882	215	(91)
Other accrued liabilities	5,984	1,500	2,587
Long-term debt	4,365	—	—
Pensions and other postretirement benefits	11,396	—	—
Deferred income taxes	24,062	1,815	(420)
Other liabilities	111	—	—
	61,548	6,735	2,826
Net assets acquired	$156,256	$60,227	$5,451

Charges Related to Business Realignment (Tables)	12 Months Ended
Jun. 30, 2012
Restructuring and Related Activities [Abstract]
Schedule of Restructuring and Related Costs
Business realignment charges by business segment are as follows:

	2012	2011	2010
Industrial	$13,066	$15,427	$44,058
Aerospace	—	1,024	575
Climate & Industrial Controls	1,255	—	3,868
Work force reductions by business segment are as follows:

	2012	2011	2010
Industrial	496	466	1,454
Aerospace	—	49	47
Climate & Industrial Controls	25	—	254
The business realignment charges are presented in the Consolidated Statement of Income as follows:

	2012	2011	2010
Cost of sales	$12,669	$15,276	$42,995
Selling, general and administrative expenses	1,020	1,175	5,506
Other expense (income), net	632	—	—

Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign	Income before income taxes was derived from the following sources:

	2012	2011	2010
United States	$810,150	$681,910	$354,675
Foreign	766,548	731,811	400,142
	$1,576,698	$1,413,721	$754,817

Schedule of Components of Income Tax Expense (Benefit)
Income taxes include the following:

	2012	2011	2010
Federal
Current	$255,991	$121,292	$84,878
Deferred	(48,252)	34,136	6,104
Foreign
Current	191,167	193,064	105,927
Deferred	(29)	(24,229)	(22,788)
State and local
Current	30,500	21,500	25,000
Deferred	(8,171)	10,808	(669)
	$421,206	$356,571	$198,452

Schedule of Effective Income Tax Rate Reconciliation

A reconciliation of the Company's effective income tax rate to the statutory Federal rate follows:

	2012	2011	2010
Statutory Federal income tax rate	35.0%	35.0%	35.0%
State and local income taxes	0.9	1.8	2.1
Foreign tax rate difference	(5.8)	(8.7)	(7.4)
Cash surrender of life insurance	0.1	(0.9)	(1.0)
Federal manufacturing deduction	(1.6)	(0.9)	(0.6)
Research tax credit	(0.4)	(1.1)	(0.7)
Other	(1.5)	—	(1.1)
Effective income tax rate	26.7%	25.2%	26.3%

Schedule of Deferred Tax Assets and Liabilities
The differences comprising the net deferred taxes shown on the Consolidated Balance Sheet at June 30 were as follows:

	2012	2011
Retirement benefits	$751,676	$374,005
Other liabilities and reserves	134,358	161,954
Long-term contracts	27,726	7,355
Stock-based incentive compensation	70,129	63,590
Loss carryforwards	175,571	186,613
Unrealized currency exchange gains and losses	9,057	43,484
Inventory	18,535	24,623
Foreign tax credit carryforward	19,079	—
Depreciation and amortization	(480,791)	(479,103)
Valuation allowance	(176,079)	(192,904)
Net deferred tax asset	$549,261	$189,617
Change in net deferred tax asset:
Provision for deferred tax	$56,452	$(20,715)
Items of other comprehensive (loss)	319,352	(131,552)
Acquisitions and other	(16,160)	(1,519)
Total change in net deferred tax	$359,644	$(153,786)

Summary of Income Tax Contingencies
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance July 1	$81,156	$82,089	$132,954
Additions for tax positions related to current year	66,500	8,398	10,815
Additions for tax positions of prior years	11,047	10,015	23,408
Additions for acquisitions	—	—	294
Reductions for tax positions of prior years	(23,456)	(15,060)	(64,821)
Reductions for settlements	(23,434)	(7,133)	(21,770)
Reductions for expiration of statute of limitations	(1,636)	—	(37)
Effect of foreign currency translation	(442)	2,847	1,246
Balance June 30	$109,735	$81,156	$82,089

Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
The computation of net income per share was as follows:

	2012	2011	2010
Numerator:
Net income attributable to common shareholders	$1,151,823	$1,049,130	$554,065
Denominator:
Basic - weighted-average common shares	151,222,033	161,125,869	160,909,655
Increase in weighted-average common shares from dilutive effect of stock-based awards	3,442,477	3,672,352	1,992,062
Diluted - weighted-average common shares, assuming exercise of stock-based awards	154,664,510	164,798,221	162,901,717
Basic earnings per share	$7.62	$6.51	$3.44
Diluted earnings per share	$7.45	$6.37	$3.40

Goodwill and Intangible Assets (Tables)	12 Months Ended
Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill for the years ended June 30, 2012 and June 30, 2011 are as follows:

	Industrial Segment	Aerospace Segment	Climate & Industrial Controls Segment	Total
Balance June 30, 2010	$2,380,640	$98,856	$306,838	$2,786,334
Acquisitions	7,424	—	1,291	8,715
Foreign currency translation	208,261	58	6,059	214,378
Goodwill adjustments	(336)	—	25	(311)
Balance June 30, 2011	$2,595,989	$98,914	$314,213	$3,009,116
Acquisitions	68,337	(193)	—	68,144
Foreign currency translation	(143,348)	(47)	(5,152)	(148,547)
Goodwill adjustments	(2,857)	—	—	(2,857)
Balance June 30, 2012	$2,518,121	$98,674	$309,061	$2,925,856

Schedule of Finite-Lived Intangible Assets by Major Class
The following summarizes the gross carrying value and accumulated amortization for each major category of intangible asset as of June 30, 2012 and June 30, 2011:

	2012		2011
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Patents	$118,034	$66,303	$124,015	$61,061
Trademarks	321,019	129,081	319,158	116,995
Customer lists and other	1,247,820	396,271	1,251,271	338,666
Total	$1,686,873	$591,655	$1,694,444	$516,722

Schedule of Acquired Finite-Lived Intangible Assets by Major Class
During 2012, the Company acquired intangible assets with an initial purchase price allocation and weighted-average life as follows:

	Purchase Price Allocation	Weighted-Average Life
Patents	$577	18 years
Trademarks	18,304	18 years
Customer lists and other	40,544	8 years
Total	$59,425	11 years

Debt (Tables)	12 Months Ended
Jun. 30, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

June 30,	2012	2011
Domestic:
Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038	$1,175,000	$1,175,000
Fixed rate senior notes 4.875%, due 2013	225,000	225,000
Foreign:
Bank loans, including revolving credit 1% to 7.2%, due 2012-2017	589	1,380
Euro bonds 4.125%, due 2016	253,220	290,040
Japanese Yen credit facility JPY Libor plus 55 bps, due 2017	75,174	—
Japanese Yen credit facility JPY Libor plus 20 bps, due 2012	—	74,472
Other long-term debt, including capitalized leases	552	465
Total long-term debt	1,729,535	1,766,357
Less long-term debt payable within one year	225,589	75,271
Long-term debt, net	$1,503,946	$1,691,086

Retirement Benefits (Tables)	12 Months Ended
Jun. 30, 2012
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures
A summary of the Company's other postretirement benefit plans follows:

	2012	2011	2010
Benefit cost
Service cost	$728	$675	$545
Interest cost	3,482	3,579	3,920
Net amortization and deferral	480	524	(461)
Net periodic benefit cost	$4,690	$4,778	$4,004

	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$73,139	$69,868
Service cost	728	675
Interest cost	3,482	3,579
Actuarial loss	11,447	5,002
Benefits paid	(5,142)	(5,985)
Benefit obligation at end of year	$83,654	$73,139
Funded status	$(83,654)	$(73,139)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(5,041)	$(5,670)
Pensions and other postretirement benefits	(78,613)	(67,469)
Net amount recognized	$(83,654)	$(73,139)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$21,246	$10,324
Prior service (credit)	(1,023)	(1,068)
Net amount recognized	$20,223	$9,256

Schedule of Assumptions Used
The assumptions used to measure the net periodic benefit cost for postretirement benefit obligations are:

	2012	2011	2010
Discount rate	5.0%	5.01%	6.10%
Current medical cost trend rate	8.0%	8.0%	8.5%
Ultimate medical cost trend rate	5.0%	5.0%	5.0%
Medical cost trend rate decreases to ultimate in year	2019	2018	2018

Schedule of Allocation of Plan Assets	The weighted-average allocation of the majority of the assets related to defined benefit plans is as follows:

	2012	2011
Equity securities	54%	59%
Debt securities	34%	33%
Other	12%	8%
	100%	100%

Schedule of Changes in Fair Value of Plan Assets

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$92,718	$92,718	$—	$—
Equity securities
U.S. based companies	336,676	336,676	—	—
Non-U.S. based companies	245,460	245,460	—	—
Fixed income securities
Corporate bonds	188,859	58,038	130,821	—
Government issued securities	120,103	64,681	55,422	—
Mutual funds
Equity funds	337,374	336,747	627	—
Fixed income funds	222,147	218,208	3,939	—
Common/Collective trusts
Equity funds	661,622	—	661,622	—
Fixed income funds	392,398	—	392,398	—
Limited Partnerships	126,837	—	126,837	—
Miscellaneous	(24,144)	664	(24,808)	—
Total at June 30, 2012	$2,700,050	$1,353,192	$1,346,858	$—

	Total	Quoted Prices In Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	$112,080	$58,511	$53,569	$—
Equity securities
U.S. based companies	376,946	376,946	—	—
Non-U.S. based companies	288,161	288,161	—	—
Fixed income securities
Corporate bonds	120,136	—	120,136	—
Government issued securities	137,618	79,536	58,082	—
Mutual funds
Equity funds	220,312	219,816	496	—
Fixed income funds	138,314	135,620	2,694	—
Common/Collective trusts
Equity funds	766,847	—	766,847	—
Fixed income funds	513,365	—	513,365	—
Limited Partnerships	128,470	—	128,470	—
Miscellaneous	(3,832)	88	(3,920)	—
Total at June 30, 2011	$2,798,417	$1,158,678	$1,639,739	$—

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures

	2012	2011	2010
Shares held by ESOP	10,216,738	10,308,032	10,950,349
Company contributions to ESOP	$58,067	$52,627	$48,336

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates
A one percentage point change in assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$221	$(185)
Effect on postretirement benefit obligation	4,135	(3,476)

Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Defined Benefit Plans Disclosures
A summary of the Company's defined benefit pension plans follows:

	2012	2011	2010
Benefit cost
Service cost	$84,663	$87,676	$70,977
Interest cost	185,550	176,081	178,562
Expected return on plan assets	(201,845)	(200,303)	(177,559)
Amortization of prior service cost	14,016	12,636	13,974
Amortization of unrecognized actuarial loss	105,788	109,436	65,823
Amortization of initial net (asset)	(60)	(63)	(55)
Net periodic benefit cost	$188,112	$185,463	$151,722

	2012	2011
Change in benefit obligation
Benefit obligation at beginning of year	$3,569,560	$3,430,835
Service cost	84,663	87,676
Interest cost	185,550	176,081
Actuarial loss (gain)	847,628	(101,806)
Benefits paid	(152,417)	(146,779)
Plan amendments	3,475	9,735
Acquisitions	40,324	—
Foreign currency translation and other	(72,262)	113,818
Benefit obligation at end of year	$4,506,521	$3,569,560
Change in plan assets
Fair value of plan assets at beginning of year	2,798,417	$2,020,186
Actual gain on plan assets	4,515	384,848
Employer contributions	68,799	461,243
Benefits paid	(152,417)	(146,779)
Acquisitions	28,928	—
Foreign currency translation and other	(48,192)	78,919
Fair value of plan assets at end of year	$2,700,050	$2,798,417
Funded status	$(1,806,471)	$(771,143)

Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	$(11,448)	$(14,815)
Pensions and other postretirement benefits	(1,795,023)	(756,328)
Net amount recognized	$(1,806,471)	$(771,143)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	$2,051,178	$1,133,411
Prior service cost	57,756	69,337
Transition obligation	230	161
Net amount recognized	$2,109,164	$1,202,909

Benefit Obligations
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used
The assumptions used to measure net periodic benefit cost for the Company's significant defined benefit plans are:

	2012	2011	2010
U.S. defined benefit plans
Discount rate	5.45%	5.30%	6.25%
Average increase in compensation	5.21%	5.21%	4.34%
Expected return on plan assets	8.0%	8.5%	8.5%
Non-U.S. defined benefit plans
Discount rate	2.0 to 5.87%	1.75 to 6.0%	2.0 to 6.78%
Average increase in compensation	2.0 to 5.0%	2.0 to 4.5%	2.0 to 4.7%
Expected return on plan assets	1.0 to 7.5%	1.0 to 8.0%	1.0 to 8.0%

Benefit Costs
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Schedule of Assumptions Used

The assumptions used to measure the benefit obligation for the Company's significant defined benefit plans are:

	2012	2011
U.S. defined benefit plans
Discount rate	3.91%	5.45%
Average increase in compensation	5.21%	5.21%
Non-U.S. defined benefit plans
Discount rate	1.75 to 4.7%	2.0 to 5.87%
Average increase in compensation	2.0 to 6.0%	2.0 to 5.0%

Equity (Tables)	12 Months Ended
Jun. 30, 2012
Equity [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The balance of accumulated other comprehensive (loss) in shareholders' equity is comprised of the following:

	2012	2011
Foreign currency translation	$(51,125)	$316,010
Retirement benefit plans	(1,364,138)	(766,159)
Other	(637)	(841)

Schedule of Treasury Stock by Class	The number of common shares repurchased at the average purchase price follows:

	2012	2011	2010
Shares repurchased	6,395,866	8,008,926	441,118
Average price per share	$71.20	$86.54	$56.67

Stock Incentive Plans (Tables)	12 Months Ended
Jun. 30, 2012
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The fair value of each stock option and SAR award granted in 2012, 2011 and 2010 was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted-average assumptions:

	2012	2011	2010
Risk-free interest rate	0.9%	1.5%	2.9%
Expected life of award	5.2 yrs	5.2 yrs	5.3 yrs
Expected dividend yield of stock	1.6%	1.5%	1.4%
Expected volatility of stock	37.3%	35.9%	34.5%
Weighted-average fair value	$20.30	$18.70	$15.77

Schedule of Share-based Compensation, Stock Options, Activity
Stock option and SAR activity during 2012 is as follows (aggregate intrinsic value in millions):

	Number of Shares	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term		Aggregate Intrinsic Value
Outstanding June 30, 2011	13,229,118	$52.44
Granted	950,624	69.75
Exercised	(1,332,688)	42.43
Canceled	(48,728)	58.90
Outstanding June 30, 2012	12,798,326	$54.74	5.0	years	$284.6
Exercisable June 30, 2012	10,023,736	$53.18	4.1	years	$238.4

Schedule of Nonvested Share Activity
A summary of the status and changes of shares subject to stock option and SAR awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	4,119,705	$16.84
Granted	950,624	20.30
Vested	(2,254,933)	16.80
Canceled	(40,806)	16.95
Nonvested June 30, 2012	2,774,590	$18.06

Stock-Based Awards Exercised Disclosure
Information related to stock options and SAR awards exercised during 2012, 2011 and 2010 is as follows:

	2012	2011	2010
Net cash proceeds	$10,599	$25,862	$10,307
Intrinsic value	57,567	163,752	45,424
Income tax benefit	14,008	42,546	14,031

Schedule of Share-based Compensation, Restricted Stock Units Award Activity
A summary of the status and changes of shares subject to RSU awards and the related average price per share follows:

	Number of Shares	Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	415,175	$62.55
Granted	186,658	70.15
Vested	(138,588)	62.35
Canceled	(12,304)	65.20
Nonvested June 30, 2012	450,941	$65.69

Schedule of Nonvested Restricted Stock Units Activity

Restricted Stock for LTIP	2012	2011	2010
LTIP 3-year plan	2009-10-11	2008-09-10	2007-08-09
Number of shares issued	243,266	157,491	68,172
Average share value on date of issuance	$69.10	$62.35	$48.58
Total value	$16,810	$9,820	$3,312

Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The location and fair value of derivative financial instruments reported in the Consolidated Balance Sheet are as follows:

	Balance Sheet Caption	2012	2011
Net investment hedges
Cross-currency swap contracts	Other liabilities	$2,008	$36,582
Cash flow hedges
Costless collar contracts	Accounts receivable	2,466	638
Forward exchange contracts	Accounts receivable	1,887	—
Costless collar contracts	Other accrued liabilities	552	2,979

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income are as follows:

	2012	2011	2010
Forward exchange contracts	$(4,156)	$19,048	$—
Costless collar contracts	5,111	(6,624)	(4,897)

Gains (losses) on derivative and non-derivative financial instruments that were recorded in accumulated other comprehensive income (loss) in the Consolidated Balance Sheet are as follows:

	2012	2011
Cross-currency swap contracts	$21,359	$(22,600)
Foreign denominated debt	22,039	(50,581)

Quarterly Information (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

2012	1st	2nd	3rd	4th	Total
Net sales	$3,233,881	$3,106,832	$3,393,563	$3,411,666	$13,145,942
Gross profit	819,439	725,510	803,248	839,408	3,187,605
Net income attributable to common shareholders	297,018	240,766	312,074	301,965	1,151,823
Diluted earnings per share	1.91	1.56	2.01	1.96	7.45

2011	1st	2nd	3rd	4th	Total
Net sales	$2,829,273	$2,866,664	$3,240,103	$3,409,830	$12,345,870
Gross profit	691,399	670,936	777,020	819,058	2,958,413
Net income attributable to common shareholders	247,171	230,180	279,589	292,190	1,049,130
Diluted earnings per share	1.51	1.39	1.68	1.79	6.37

Stock Prices and Dividends (Unaudited) (Tables)	12 Months Ended
Jun. 30, 2012
Stock Prices and Dividends [Abstract]
Stock Prices and Dividends Table Disclosure

(In dollars)		1st	2nd	3rd	4th	Total
2012	High	$92.01	$85.84	$91.47	$89.45	$92.01
	Low	60.36	59.26	76.92	71.90	59.26
	Dividends	0.37	0.37	0.39	0.41	1.54

2011	High	$72.12	$87.36	$95.00	$99.40	$99.40
	Low	54.26	67.52	82.80	83.65	54.26
	Dividends	0.27	0.29	0.32	0.37	1.25

2010	High	$55.89	$59.36	$66.71	$72.50	$72.50
	Low	39.53	49.36	53.50	55.18	39.53
	Dividends	0.25	0.25	0.25	0.26	1.01

Schedule II - Valuation and Qualifying Accounts (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Allowance for Doubtful Accounts
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning Of Period	$ 10,472		$ 14,701		$ 19,815
Additions Charged to Costs and Expenses	10,239		7,520		1,871
Other (Deductions)/ Additions	(10,193)	[1]	(11,749)	[1]	(6,985)	[1]
Balance At End Of Period	10,518		10,472		14,701
Deferred tax asset valuation allowance
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at Beginning Of Period	192,904		92,799		112,883
Additions Charged to Costs and Expenses	10,600		102,472		22,970
Other (Deductions)/ Additions	(27,425)	[1]	(2,367)	[1]	(43,054)	[1]
Balance At End Of Period	$ 176,079		$ 192,904		$ 92,799

[1]	(A)For allowance for doubtful accounts, net balance is comprised of deductions due to uncollectible accounts charged off, additions due to acquisitions or recoveries, and currency translation adjustments. For deferred tax asset valuation allowance, the balance primarily represents adjustments due to acquisitions and net operating losses.

Business Segment Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2012		Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011		Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2010
Segment Reporting Information [Line Items]
Net sales	$ 3,411,666		$ 3,393,563	$ 3,106,832	$ 3,233,881	$ 3,409,830		$ 3,240,103	$ 2,866,664	$ 2,829,273	$ 13,145,942		$ 12,345,870		$ 9,993,166
Segment Operating Income											2,002,542		1,823,026		1,142,680
Corporate administration											193,367		163,868		153,965
Income before interest expense and other											1,809,175		1,659,158		988,715
Interest expense											92,790		99,704		103,599
Other expense											139,687		145,733		130,299
Income before income taxes											1,576,698		1,413,721		754,817
Property Additions											247,746	[1]	212,670	[1]	129,630	[1]
Depreciation											210,508		229,238		245,295
Net Sales											13,145,942	[2]	12,345,870	[2]	9,993,166	[2]
Long-Lived Assets											1,719,968		1,797,179		1,697,881
Assets	11,170,282					10,886,805					11,170,282		10,886,805		9,910,382
North America
Segment Reporting Information [Line Items]
Net Sales											7,830,517	[2]	7,151,390	[2]	5,913,770	[2]
Long-Lived Assets											867,159		864,287		856,782
International
Segment Reporting Information [Line Items]
Net Sales											5,315,425	[2]	5,194,480	[2]	4,079,396	[2]
Long-Lived Assets											852,809		932,892		841,099
Industrial
Segment Reporting Information [Line Items]
Property Additions											211,778	[1]	147,929	[1]	95,838	[1]
Depreciation											171,131		186,057		200,617
Assets	7,991,498					8,413,552					7,991,498		8,413,552		7,309,735
Industrial | North America
Segment Reporting Information [Line Items]
Net sales											5,041,106		4,516,510		3,623,460
Segment Operating Income											895,010		745,544		487,137
Industrial | International
Segment Reporting Information [Line Items]
Net sales											5,034,249		4,917,007		3,811,464
Segment Operating Income											733,123		754,222		394,089
Aerospace
Segment Reporting Information [Line Items]
Net sales											2,102,747		1,921,984		1,744,283
Segment Operating Income											290,135		247,126		208,002
Property Additions											19,651	[1]	18,012	[1]	21,619	[1]
Depreciation											19,395		20,035		20,501
Assets	1,033,449					995,026					1,033,449		995,026		910,740
Climate and Industrial Controls
Segment Reporting Information [Line Items]
Net sales											967,840		990,369		813,959
Segment Operating Income											84,274		76,134		53,452
Property Additions											8,094	[1]	8,234	[1]	6,040	[1]
Depreciation											11,722		12,895		14,117
Assets	704,596					724,966					704,596		724,966		692,532
Corporate
Segment Reporting Information [Line Items]
Property Additions											8,223	[1]	38,495	[1]	6,133	[1]
Depreciation											8,260		10,251		10,060
Assets	$ 1,440,739	[3]				$ 753,261	[3]				$ 1,440,739	[3]	$ 753,261	[3]	$ 997,375	[3]

[1]	Includes the value of net plant and equipment at the date of acquisition of acquired companies (2012 - $28,929; 2011 - $5,376; 2010 - $408)
[2]	Net sales are attributed to countries based on the location of the selling unit. North America includes the United States, Canada and Mexico. No country other than the United States represents greater than 10 percent of consolidated sales. Long-lived assets are comprised of plant and equipment based on physical location.
[3]	Corporate assets are principally cash and cash equivalents, domestic deferred income taxes, investments, benefit plan assets, headquarters facilities and the major portion of the Company’s domestic data processing equipment.

Business Segment Information - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Segment Reporting [Abstract]
Net plant and equipment at the date of acquisition of acquired companies	$ 28,929	$ 5,376	$ 408

Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Significant Accounting Policies [Line Items]
Non-current deferred income taxes	$ 571,039,000	$ 214,546,000
Sales level from major customers	3.00%
Divestiture
Significant Accounting Policies [Line Items]
Gain on Divestiture	$ 30,000,000
Building
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	40
Land Improvements
Significant Accounting Policies [Line Items]
Estimated useful lives (in years)	15
Machinery and Equipment
Significant Accounting Policies [Line Items]
Estimated useful lives, lower limit (in years)	7
Estimated useful lives, upper limit (in years)	10
Vehicles and Office Equipment
Significant Accounting Policies [Line Items]
Estimated useful lives, lower limit (in years)	3
Estimated useful lives, upper limit (in years)	8
Industrial
Significant Accounting Policies [Line Items]
Number of countries that the Industrial International operations provide Parker products and services to	45

Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, trade	$ 1,792,961	$ 1,780,137
Allowance for doubtful accounts	(10,518)	(10,472)
Non-trade accounts receivable	84,872	75,550
Notes receivable	124,969	132,641
Total	$ 1,992,284	$ 1,977,856

Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012 acquisition subsidiary	Jun. 30, 2011 acquisition	Jun. 30, 2010 acquisition
Business Combinations [Abstract]
Number of Businesses Acquired	4	3	1
Aggregate annual sales for businesses acquired, for their most recent fiscal year prior to acquisition	$ 141	$ 65	$ 11
Total purchase price for all businesses acquired in cash	156	61	5
Assumed debt for all businesses acquired	6
Minority interests acquired	2
Proceeds from (Payments to) Noncontrolling Interests	$ (147)

Initial Purchase Price Allocation and Subsequent Purchase Price Adjustments for Acquisitions (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Assets acquired:
Accounts receivable	$ 24,833	$ 9,332	$ 908
Inventories	29,102	7,908	447
Prepaid expenses	1,541	69	(575)
Deferred income taxes	5,679	468
Plant and equipment	28,929	5,376	408
Intangible and other assets	59,576	35,094	4,198
Goodwill	68,144	8,715	2,891
Business Acquisition, Purchase Price Allocation, Assets Acquired, Total	217,804	66,962	8,277
Liabilities assumed:
Notes payable	1,887
Accounts payable, trade	7,189	2,440	531
Accrued payrolls and other compensation	3,672	765	219
Accrued domestic and foreign taxes	2,882	215	(91)
Other accrued liabilities	5,984	1,500	2,587
Long-term debt	4,365
Pensions and other postretirement benefits	11,396
Deferred income taxes	24,062	1,815	(420)
Other liabilities	111
Business Acquisition, Purchase Price Allocation, Liabilities Assumed, Total	61,548	6,735	2,826
Net assets acquired	$ 156,256	$ 60,227	$ 5,451

Business Realignment Charges - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Restructuring Cost and Reserve [Line Items]
Severance payments	$ 8,000,000
Cost of Sales
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	12,669,000	15,276,000	42,995,000
Selling, General and Administrative Expense
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	1,020,000	1,175,000	5,506,000
Other expense (income), net
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	632,000
Industrial
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	13,066,000	15,427,000	44,058,000
Number of employees used for severance costs	496	466	1,454
Aerospace
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment		1,024,000	575,000
Number of employees used for severance costs		49	47
Climate and Industrial Controls
Restructuring Cost and Reserve [Line Items]
Charges related to business realignment	$ 1,255,000		$ 3,868,000
Number of employees used for severance costs	25		254

Income Before Income Taxes Derived from Sources (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Tax Disclosure [Abstract]
United States	$ 810,150	$ 681,910	$ 354,675
Foreign	766,548	731,811	400,142
Income before income taxes	$ 1,576,698	$ 1,413,721	$ 754,817

Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Tax Disclosure [Abstract]
Current	$ 255,991	$ 121,292	$ 84,878
Deferred	(48,252)	34,136	6,104
Current	191,167	193,064	105,927
Deferred	(29)	(24,229)	(22,788)
Current	30,500	21,500	25,000
Deferred	(8,171)	10,808	(669)
Income taxes (Note 4)	$ 421,206	$ 356,571	$ 198,452

Reconciliation of Effective Income Tax Rate to the Statutory Federal Rate (Detail)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Tax Disclosure [Abstract]
Statutory Federal income tax rate	35.00%	35.00%	35.00%
State and local income taxes	0.90%	1.80%	2.10%
Foreign tax rate difference	(5.80%)	(8.70%)	(7.40%)
Cash surrender of life insurance	0.10%	(0.90%)	(1.00%)
Federal manufacturing deduction	(1.60%)	(0.90%)	(0.60%)
Research tax credit	(0.40%)	(1.10%)	(0.70%)
Other	(1.50%)		(1.10%)
Effective income tax rate	26.70%	25.20%	26.30%

Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Tax Disclosure [Abstract]
Retirement benefits	$ 751,676	$ 374,005
Other liabilities and reserves	134,358	161,954
Long-term contracts	27,726	7,355
Stock-based incentive compensation	70,129	63,590
Loss carryforwards	175,571	186,613
Unrealized currency exchange gains and losses	9,057	43,484
Inventory	18,535	24,623
Foreign tax credit carryforward	19,079
Depreciation and amortization	(480,791)	(479,103)
Valuation allowance	(176,079)	(192,904)
Net deferred tax asset	549,261	189,617
Change in net deferred tax asset:
Provision for deferred tax	56,452	(20,715)	17,353
Items of other comprehensive (loss) income	319,352	(131,552)
Acquisitions and other	(16,160)	(1,519)
Total change in net deferred tax	$ 359,644	$ (153,786)

Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Taxes [Line Items]
Deferred tax assets resulting from loss carryforwards	$ 175,571	$ 186,613
Loss carryforwards	701,310
Valuation allowance related to the loss carryforwards	165,907
non operating entity, valuation allowance	147,755
non operating entity, loss carryforward	516,808
Valuation allowance relates to foreign capital loss carryforward and certain deferred tax assets associated with other liabilities and reserves	10,172
Operating loss carryforward minimum period before expiration	3 years
Operating loss carryforward maximum period before expiration	20 years
Accumulated undistributed earnings of foreign operations reinvested in operations	669,000	983,950	1,102,978
Amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	61,601	78,754	81,927
Accrued interest related to the gross unrecognized tax benefits excluded from the unrecognized tax benefits	$ 3,676	$ 11,331	$ 8,200

Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Tax Disclosure [Abstract]
Beginning Balance	$ 81,156	$ 82,089	$ 132,954
Additions for tax positions related to current year	66,500	8,398	10,815
Additions for tax positions of prior years	11,047	10,015	23,408
Additions for acquisitions			294
Reductions for tax positions of prior years	(23,456)	(15,060)	(64,821)
Reductions for settlements	(23,434)	(7,133)	(21,770)
Reductions for expiration of statute of limitations	(1,636)		(37)
Effect of foreign currency translation	(442)	2,847	1,246
Ending Balance	$ 109,735	$ 81,156	$ 82,089

Computation of Earnings Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Numerator:
Net income attributable to common shareholders									$ 1,151,823	$ 1,049,130	$ 554,065
Denominator:
Basic - weighted-average common shares									151,222,033	161,125,869	160,909,655
Increase in weighted-average common shares from dilutive effect of stock-based awards									3,442,477	3,672,352	1,992,062
Diluted - weighted-average common shares, assuming exercise of stock-based awards									154,664,510	164,798,221	162,901,717
Basic earnings per share									$ 7.62	$ 6.51	$ 3.44
Diluted earnings per share	$ 1.96	$ 2.01	$ 1.56	$ 1.91	$ 1.79	$ 1.68	$ 1.39	$ 1.51	$ 7.45	$ 6.37	$ 3.4

Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Earnings Per Share [Abstract]
Number of common shares subject to stock-based awards that were excluded from the computation of diluted earnings per share because the effect of their exercise would be anti-dilutive	0.7	1.6	9

Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Inventory Disclosure [Abstract]
Percentage of LIFO (last in first out) inventory to total inventory	31.00%	28.00%
Current cost of inventories exceeds their valuation determined on the LIFO basis, amount	$ 212,033	$ 205,739
Progress payments netted against inventories	$ 36,087	$ 33,489

Changes in the Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Goodwill [Line Items]
Beginning Balance	$ 3,009,116	$ 2,786,334
Acquisitions	68,144	8,715
Foreign currency translation	(148,547)	214,378
Goodwill adjustments	(2,857)	(311)
Ending Balance	2,925,856	3,009,116
Industrial
Goodwill [Line Items]
Beginning Balance	2,595,989	2,380,640
Acquisitions	68,337	7,424
Foreign currency translation	(143,348)	208,261
Goodwill adjustments	(2,857)	(336)
Ending Balance	2,518,121	2,595,989
Aerospace
Goodwill [Line Items]
Beginning Balance	98,914	98,856
Acquisitions	(193)
Foreign currency translation	(47)	58
Goodwill adjustments
Ending Balance	98,674	98,914
Climate and Industrial Controls
Goodwill [Line Items]
Beginning Balance	314,213	306,838
Acquisitions		1,291
Foreign currency translation	(5,152)	6,059
Goodwill adjustments		25
Ending Balance	$ 309,061	$ 314,213

Gross Carrying Value and Accumulated Amortization for Each Major Category of Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,686,873	$ 1,694,444
Accumulated Amortization	591,655	516,722
Patents
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	118,034	124,015
Accumulated Amortization	66,303	61,061
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	321,019	319,158
Accumulated Amortization	129,081	116,995
Customer lists and other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,247,820	1,251,271
Accumulated Amortization	$ 396,271	$ 338,666

Acquired Intangible Assets with an Initial Purchase Price Allocation and Weighted-Average Life (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012 Y
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 59,425
Weighted- Average Life	11
Patents
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	577
Weighted- Average Life	18
Trademarks
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	18,304
Weighted- Average Life	18
Customer lists and other
Acquired Finite-Lived Intangible Assets [Line Items]
Purchase Price Allocation	$ 40,544
Weighted- Average Life	8

Goodwill and Intangible Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible amortization expense	$ 107,086	$ 107,701	$ 114,749
Estimated amortization expense, year ending June 30, 2013	95,785
Estimated amortization expense, year ending June 30, 2014	92,422
Estimated amortization expense, year ending June 30, 2015	88,190
Estimated amortization expense, year ending June 30, 2016	84,109
Estimated amortization expense, year ending June 30, 2017	$ 81,259

Financing Arrangements - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Commercial Paper
Debt Instrument [Line Items]
Amount of short-term commercial paper notes authorized to sell	$ 1,350,000
Domestic Line of Credit
Debt Instrument [Line Items]
Line of credit	1,500,000
Foreign Line of Credit
Debt Instrument [Line Items]
Line of credit	$ 90,654
Weighted-average interest rate of notes payable	0.20%	0.60%
Maximum
Debt Instrument [Line Items]
Ratio of Secured Debt to Net Tangible Assets	10.00%

Debt (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Debt Instrument [Line Items]
Long-term debt	$ 1,728,983	$ 1,765,892
Total long-term debt	1,729,535	1,766,357
Less long-term debt payable within one year	225,589	75,271
Long-term debt, net	1,503,946	1,691,086
Other long-term debt, including capitalized leases
Debt Instrument [Line Items]
Long-term debt	552	465
Domestic | Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038
Debt Instrument [Line Items]
Long-term debt	1,175,000	1,175,000
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	3.50%	3.50%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	6.55%	6.55%
Domestic | Fixed rate senior notes 4.88%, due 2013
Debt Instrument [Line Items]
Long-term debt	225,000	225,000
Foreign | Fixed rate senior notes 4.88%, due 2013
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	4.88%	4.88%
Foreign | Bank loans, including revolving credit 1% to 7.2%, due 2011-2017
Debt Instrument [Line Items]
Long-term debt	589	1,380
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum	1.00%	1.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum	7.20%	7.20%
Foreign | Euro Bonds 4.125%, due 2016
Debt Instrument [Line Items]
Long-term debt	253,220	290,040
Debt Instrument, Interest Rate, Stated Percentage	4.13%	4.13%
Foreign | Japanese Yen credit facility Libor plus 55 bps, due 2017
Debt Instrument [Line Items]
Long-term debt	75,174
Debt Instrument, Basis Spread on Variable Rate	0.55%	0.55%
Foreign | Japanese Yen credit facility Libor plus 20 bps, due 2012
Debt Instrument [Line Items]
Long-term debt		$ 74,472
Debt Instrument, Basis Spread on Variable Rate	0.20%	0.20%

Debt - Additional Information (Detail)	12 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2012 Japanese Yen credit facility Libor plus 55 bps, due 2017 USD ($)	Jun. 30, 2012 Japanese Yen credit facility Libor plus 55 bps, due 2017 JPY (¥)
Debt Instrument [Line Items]
Principal amounts of Long-term debt payable in the year ending June 30, 2012	$ 225,589,000
Principal amounts of Long-term debt payable in the year ending June 30, 2013	399,000
Principal amounts of Long-term debt payable in the year ending June 30, 2014	153,000
Principal amounts of Long-term debt payable in the year ending June 30, 2015	253,220,000
Principal amounts of Long-term debt payable in the year ending June 30, 2016	75,174,000
Debt Instrument, issued amount					6,000,000,000
Line of Credit Facility, Amount Outstanding				73,000,000
Medium-term notes, maturity date				March 2017	March 2017
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2012	82,652,000
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2013	55,855,000
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2014	35,038,000
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2015	22,126,000
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, 2016	15,769,000
Future minimum rental commitments as of June 30, 2011, under non-cancelable operating leases, which expire in the year ending June 30, after 2016	57,270,000
Rental expense	$ 124,546,000	$ 118,496,000	$ 123,582,000

Net Periodic Pension Cost Recognized (Detail) (Pension Plans, Defined Benefit, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 84,663	$ 87,676	$ 70,977
Interest cost	185,550	176,081	178,562
Expected return on plan assets	(201,845)	(200,303)	(177,559)
Amortization of prior service cost	14,016	12,636	13,974
Amortization of unrecognized actuarial loss	105,788	109,436	65,823
Amortization of initial net (asset)	(60)	(63)	(55)
Net periodic benefit cost	$ 188,112	$ 185,463	$ 151,722

Summary of Defined Benefit Pension Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	$ 2,700,050	$ 2,798,417
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	(1,909,755)	(862,938)
Pension Plans, Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	3,569,560	3,430,835
Service cost	84,663	87,676	70,977
Interest cost	185,550	176,081	178,562
Actuarial (gain) loss	847,628	(101,806)
Benefits paid	(152,417)	(146,779)
Plan amendments	3,475	9,735
Acquisitions	40,324
Foreign currency translation and other	(72,262)	113,818
Benefit obligation at end of year	4,506,521	3,569,560	3,430,835
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	2,798,417	2,020,186
Actual gain on plan assets	4,515	384,848
Employer contributions	68,799	461,243
Benefits paid	(152,417)	(146,779)
Acquisitions	28,928
Foreign currency translation and other	(48,192)	78,919
Fair value of plan assets at end of year	2,700,050	2,798,417	2,020,186
Funded status	(1,806,471)	(771,143)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(11,448)	(14,815)
Pensions and other postretirement benefits	(1,795,023)	(756,328)
Net amount recognized	(1,806,471)	(771,143)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	2,051,178	1,133,411
Prior service cost	57,756	69,337
Transition obligation	230	161
Net amount recognized	$ 2,109,164	$ 1,202,909

Retirement Benefits - Additional Information (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets	$ 4,499,085,000	$ 3,557,563,000
Fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets	2,691,772,000	2,783,349,000
Weighted-average target asset allocation, Equity securities	54.00%	59.00%
Weighted-average target asset allocation, Debt securities	34.00%	33.00%
Weighted-average target asset allocation, Other	12.00%	8.00%
Recorded expense (income) relating to deferred compensation	4,499,000	28,720,000	21,553,000
Common/Collective trusts
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Investments valued using a net asset value per share, redemption frequency	daily
Investments valued using a net asset value per share, redemption notice period	30-day
Limited Partnership
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Investments valued using a net asset value per share, redemption frequency	daily
Investments valued using a net asset value per share, redemption notice period	30-day
Pension Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	190,334,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	13,677,000
Estimated amount of transition asset that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	24,000
Accumulated benefit obligation for all defined benefit plans	4,025,095,000	3,219,403,000
Projected benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	4,491,415,000	3,119,540,000
Accumulated benefit obligation for pension plans with accumulated benefit obligations in excess of plan assets	4,012,352,000	2,798,701,000
Fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets	2,684,948,000	2,353,730,000
Plans' assets included Company stock with market values	102,212,000	119,856,000
Expected cash contributions to defined benefit pension plans in 2012	281,000,000
Estimated future benefit payments in the year ending June 30, 2012	159,901,000
Estimated future benefit payments in the year ending June 30, 2013	206,157,000
Estimated future benefit payments in the year ending June 30, 2014	176,683,000
Estimated future benefit payments in the year ending June 30, 2015	189,949,000
Estimated future benefit payments in the year ending June 30, 2016	202,647,000
Estimated future benefit payments in the aggregate for the five years ending June 30, 2017 through June 30, 2021	1,213,083,000
Weighted-average target asset allocation, Equity securities	55.00%
Weighted-average target asset allocation, Debt securities	34.00%
Weighted-average target asset allocation, Other	11.00%
Common shares issued out of treasury in lieu of cash for the matching contribution			510,984
Recognized expense related to the retirement income account	19,372,000	16,844,000	12,598,000
Maximum percentage of employer 401K matching contribution	4.00%
Number of shares employees have elected to invest within the Company Stock Fund of the Parker Retirement Savings Plan	3,451,084
Domestic Defined Benefit Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Percentage of assets held in the U.S. defined benefit plans to total defined benefit plan assets	72.00%
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive -loss) income into net periodic benefit pension cost	1,573,000
Estimated amount of net actuarial loss that will be amortized from accumulated other comprehensive (loss) income into net periodic benefit pension cost	(103,000)
Estimated future benefit payments in the year ending June 30, 2012	5,068,000
Estimated future benefit payments in the year ending June 30, 2013	5,140,000
Estimated future benefit payments in the year ending June 30, 2014	5,168,000
Estimated future benefit payments in the year ending June 30, 2015	5,245,000
Estimated future benefit payments in the year ending June 30, 2016	5,319,000
Estimated future benefit payments in the aggregate for the five years ending June 30, 2017 through June 30, 2021	$ 25,438,000
Discount rate assumption used to measure the benefit obligation	3.62%	5.00%

Assumptions Used to Measure Net Periodic Benefit Cost (Detail)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	5.45%	5.30%	6.25%
Average increase in compensation	5.21%	5.21%	4.34%
Expected return on plan assets	8.00%	8.50%	8.50%
Minimum | Non-U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	2.00%	1.75%	2.00%
Average increase in compensation	2.00%	2.00%	2.00%
Expected return on plan assets	1.00%	1.00%	1.00%
Maximum | Non-U.S. defined benefit plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate	5.87%	6.00%	6.78%
Average increase in compensation	5.00%	4.50%	4.70%
Expected return on plan assets	7.50%	8.00%	8.00%

Assumptions Used to Measure Benefit Obligations (Detail)	Jun. 30, 2012	Jun. 30, 2011
U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	3.91%	5.45%
Average increase in compensation	5.21%	5.21%
Minimum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	1.75%	2.00%
Average increase in compensation	2.00%	2.00%
Maximum | Non-U.S. defined benefit plans
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	4.70%	5.87%
Average increase in compensation	6.00%	5.00%

Weighted-Average Allocation of the Majority of the Assets Related to Defined Benefit Plans (Detail)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Compensation and Retirement Disclosure [Abstract]
Equity securities	54.00%	59.00%
Debt securities	34.00%	33.00%
Other	12.00%	8.00%
Defined Benefit Plan, Assets Target Allocations, Total	100.00%	100.00%

Fair Values of Pension Plan Assets by Asset Class (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ 2,700,050	$ 2,798,417
Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	92,718	112,080
Equity securities | US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	336,676	376,946
Equity securities | Non US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	245,460	288,161
Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	188,859	120,136
Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	120,103	137,618
Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	337,374	220,312
Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	222,147	138,314
Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	661,622	766,847
Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	392,398	513,365
Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	126,837	128,470
Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	(24,144)	(3,832)
Quoted Prices In Active Markets (Level 1)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	1,353,192	1,158,678
Quoted Prices In Active Markets (Level 1) | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	92,718	58,511
Quoted Prices In Active Markets (Level 1) | Equity securities | US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	336,676	376,946
Quoted Prices In Active Markets (Level 1) | Equity securities | Non US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	245,460	288,161
Quoted Prices In Active Markets (Level 1) | Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	58,038
Quoted Prices In Active Markets (Level 1) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	64,681	79,536
Quoted Prices In Active Markets (Level 1) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	336,747	219,816
Quoted Prices In Active Markets (Level 1) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	218,208	135,620
Quoted Prices In Active Markets (Level 1) | Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Quoted Prices In Active Markets (Level 1) | Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Quoted Prices In Active Markets (Level 1) | Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Quoted Prices In Active Markets (Level 1) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	664	88
Significant Other Observable Inputs (Level 2)
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	1,346,858	1,639,739
Significant Other Observable Inputs (Level 2) | Cash and cash equivalents
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets		53,569
Significant Other Observable Inputs (Level 2) | Equity securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Significant Other Observable Inputs (Level 2) | Equity securities | US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Significant Other Observable Inputs (Level 2) | Equity securities | Non US Based Companies
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets
Significant Other Observable Inputs (Level 2) | Fixed income securities | Corporate Bond Securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	130,821	120,136
Significant Other Observable Inputs (Level 2) | Fixed income securities | Government issued securities
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	55,422	58,082
Significant Other Observable Inputs (Level 2) | Mutual funds | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	627	496
Significant Other Observable Inputs (Level 2) | Mutual funds | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	3,939	2,694
Significant Other Observable Inputs (Level 2) | Common/Collective trusts | Equity funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	661,622	766,847
Significant Other Observable Inputs (Level 2) | Common/Collective trusts | Fixed income funds
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	392,398	513,365
Significant Other Observable Inputs (Level 2) | Limited Partnership
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	126,837	128,470
Significant Other Observable Inputs (Level 2) | Miscellaneous
Schedule of Pension and Other Postretirment Plan Assets by Fair Value [Line Items]
Pension plan assets	$ (24,808)	$ (3,920)

Employee Stock Ownership Plan (ESOP) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Compensation and Retirement Disclosure [Abstract]
Shares held by ESOP	10,216,738	10,308,032	10,950,349
Company contributions to ESOP	$ 58,067	$ 52,627	$ 48,336

Summary of Other Postretirement Benefit Plans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Amounts recognized on the Consolidated Balance Sheet
Pensions and other postretirement benefits	$ (1,909,755)	$ (862,938)
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	73,139	69,868
Service cost	728	675	545
Interest cost	3,482	3,579	3,920
Actuarial (gain) loss	11,447	5,002
Benefits paid	(5,142)	(5,985)
Benefit obligation at end of year	83,654	73,139	69,868
Amortization of unrecognized actuarial loss	480	524	(461)
Net periodic benefit cost	4,690	4,778	4,004
Funded status	(83,654)	(73,139)
Amounts recognized on the Consolidated Balance Sheet
Other accrued liabilities	(5,041)	(5,670)
Pensions and other postretirement benefits	(78,613)	(67,469)
Net amount recognized	(83,654)	(73,139)
Amounts recognized in Accumulated Other Comprehensive (Loss)
Net actuarial loss	21,246	10,324
Prior service (credit)	(1,023)	(1,068)
Net amount recognized	$ 20,223	$ 9,256

Assumptions Used to Measure Net Periodic Benefit Cost for Postretirement Benefit Obligations (Detail) (Other Postretirement Benefit Plans, Defined Benefit)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Other Postretirement Benefit Plans, Defined Benefit
Schedule of Benefit Obligations Weighted Average Assumptions [Line Items]
Discount rate	5.00%	5.01%	6.10%
Current medical cost trend rate	8.00%	8.00%	8.50%
Ultimate medical cost trend rate	5.00%	5.00%	5.00%
Medical cost trend rate decreases to ultimate in year	2019	2018	2018

Effect of a One Percentage Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jun. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Effect on total of service and interest cost components, 1% increase	$ 221
Effect on total of service and interest cost components, 1% decrease	(185)
Effect on postretirement benefit obligation, 1% increase	4,135
Effect on postretirement benefit obligation, 1% decrease	$ (3,476)

Equity - Additional Information (Detail) (USD $) In Thousands, except Share data in Millions, unless otherwise specified	Jun. 30, 2012	Aug. 31, 2011	Jun. 30, 2011	Apr. 30, 2012 Maximum	Aug. 31, 2011 Maximum
Equity, Class of Treasury Stock [Line Items]
Balance of Accumulated other comprehensive (loss) income in Noncontrolling interests relates to foreign currency translation	$ 1,238		$ 26,844
Stock Repurchase Program, Number of Shares Authorized to be Repurchased				16	15
Stock Repurchase Program, Number of Shares Authorized to be Repurchased Each Fiscal Year		7.5
Stock Repurchase Program, Percentage of Shares Outstanding Authorized to be Repurchased Each Fiscal Year		5.00%

Equity - Balance of Accumulated Other Comprehensive (Loss) in Shareholders' Equity (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Equity [Abstract]
Foreign currency translation	$ (51,125)	$ 316,010
Retirement benefit plans	(1,364,138)	(766,159)
Other	$ (637)	$ (841)

Equity - Number of Common Shares Repurchased at the Average Purchase Price (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Equity [Abstract]
Shares repurchased	6,395,866	8,008,926	441,118
Average price per share	$ 71.2	$ 86.54	$ 56.67

Stock Incentive Plans - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit	$ 14,008	$ 42,546	$ 14,031
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock issued to certain non-employee members of the Board of Directors (in shares)	15,010	17,820	20,000
Shares issued in lieu of directors' fees		2,400	4,578
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs exercisable minimum period after the date of grant (in years)	1
Stock options and SARs exercisable maximum period after the date of grant (in years)	3
Stock-based compensation expense	26,585	36,617	44,415
Expense for nonvested stock-based awards has yet to be recognized	11,056
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	14
Total fair value of shares vested	37,885	45,635	40,494
Shares surrendered upon exercise of stock	321,266	2,447,908	606,554
Employee Stock Option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of common stock under stock options	100.00%
Employee Stock Option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options and SARs expiration period (in years)	10
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	12,393	12,243
Expense for nonvested stock-based awards has yet to be recognized	12,658
Expense for nonvested stock-based awards has yet to be recognized, amortized over a weighted-average period (in months)	17
Total fair value of shares vested	8,642	20
Vesting period of RSU	three-year
Income tax benefit	1,673
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock awards, recognized tax benefit (cost)	426	277	(333)
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 41,886	$ 24,378	$ 15,018
Restricted stock issued to certain non-employee members of the Board of Directors (in shares)	243,266	157,491	68,172
Shares surrendered upon exercise of stock	76,427	126,462	83,991
Deferred Compensation, Share-based Payments
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved for issuance in connection with its stock incentive plans	21,000,000
Stock Incentive Plan 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized for issuance under stock incentive plan	13,500,000
Omnibus Stock Incentive Plan 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Aggregate number of shares authorized for issuance under stock incentive plan	5,500,000

Fair Value of Stock Option and SAR Award Weighted-Average Assumptions (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012 Y	Jun. 30, 2011 Y	Jun. 30, 2010 Y
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	0.90%	1.50%	2.90%
Expected life of award (in years)	5.2	5.2	5.3
Expected dividend yield of stock	1.60%	1.50%	1.40%
Expected volatility of stock	37.30%	35.90%	34.50%
Weighted-average fair value	$ 20.3	$ 18.7	$ 15.77

Stock Option and SAR Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Jun. 30, 2012 Y
Number of Shares
Outstanding June 30, 2011 (in shares)	13,229,118
Granted (in shares)	950,624
Exercised (in shares)	(1,332,688)
Canceled (in shares)	(48,728)
Outstanding June 30, 2012 (in shares)	12,798,326
Exercisable June 30, 2012 (in shares)	10,023,736
Weighted-Average Exercise Price
Outstanding June 30, 2011	$ 52.44
Granted	$ 69.75
Exercised	$ 42.43
Canceled	$ 58.9
Outstanding June 30, 2012	$ 54.74
Exercisable June 30, 2012	$ 53.18
Weighted-Average Remaining Contractual Term
Outstanding June 30, 2012 (in years)	5
Exercisable June 30, 2012 (in years)	4.1
Aggregate Intrinsic Value
Outstanding June 30, 2012	$ 284.6
Exercisable June 30, 2012	$ 238.4

Summary of the Status and Changes of Shares Subject to Stock Option and SAR Awards and the Related Average Price Per Share (Detail) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share based Compensation Arrangement by Share based Payment Award, Options, Nonvested [Roll Forward]
Nonvested June 30, 2011 (in shares)	4,119,705
Granted (in shares)	950,624
Vested (in shares)	(2,254,933)
Canceled (in shares)	(40,806)
Nonvested June 30, 2012 (in shares)	2,774,590	4,119,705
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	$ 16.84
Granted	$ 20.3	$ 18.7	$ 15.77
Vested	$ 16.8
Canceled	$ 16.95
Nonvested June 30, 2012	$ 18.06	$ 16.84

Information Related to Stock Options and SAR Awards Exercised (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Net cash proceeds	$ 10,599	$ 25,862	$ 10,307
Intrinsic value	57,567	163,752	45,424
Income tax benefit	$ 14,008	$ 42,546	$ 14,031

Summary of the Status and Changes of Shares Subject to RSU Awards and the Related Average Price Per Share (Detail) (Restricted Stock Units (RSUs), USD $)	12 Months Ended
Jun. 30, 2012
Restricted Stock Units (RSUs)
Number of Shares
Nonvested June 30, 2011 (in shares)	415,175
Granted (in shares)	186,658
Vested (in shares)	(138,588)
Canceled (in shares)	(12,304)
Nonvested June 30, 2012 (in shares)	450,941
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	$ 62.55
Granted	$ 70.15
Vested	$ 62.35
Canceled	$ 65.2
Nonvested June 30, 2012	$ 65.69

Restricted Shares for Long Term Incentive Plans (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment, performance period of plan	3 years
Long Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
restriction on transferability	3 years
LTIP 3-year plan	2009-10-11	2008-09-10	2007-08-09
Number of shares issued	243,266	157,491	68,172
Average share value on date of issuance	$ 69.1	$ 62.35	$ 48.58
Total value	$ 16,810	$ 9,820	$ 3,312

Summary of the Status and Changes of Shares Relating to LTIP and the Related Average Price Per Share (Detail) (Long Term Incentive Plans, USD $)	12 Months Ended
Jun. 30, 2012
Long Term Incentive Plans
Number of Shares
Nonvested June 30, 2011 (in shares)	1,130,457
Granted (in shares)	274,185
Vested (in shares)	(202,897)
Canceled (in shares)	(41,903)
Nonvested June 30, 2012 (in shares)	1,159,842
Weighted-Average Grant Date Fair Value
Nonvested June 30, 2011	$ 64.5
Granted	$ 82.37
Vested	$ 65.26
Canceled	$ 66.68
Nonvested June 30, 2012	$ 68.51

Shareholders' Protection Rights Agreement - Additional Information (Detail)	Jun. 30, 2012
Stockholders Equity Note [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	15.00%
Shareholders' Protection Rights Agreement
Stockholders Equity Note [Line Items]
Common shares reserved for issuance in connection with its stock incentive plans	149,630,598
Holders of Shareholders' Rights would be entitled to purchase one common share, exercise price	160

Research and Development - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Research and Development [Abstract]
Research and development costs	$ 365,703	$ 359,456	$ 316,181
Costs incurred in connection with research and development contracts	$ 43,658	$ 61,327	$ 40,277

Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Carrying value of long-term debt, excluding leases	$ 1,728,983	$ 1,765,892
Fair value of long-term debt, excluding leases	$ 2,005,887	$ 1,902,221

Summary of the Location and Fair Value of Derivative Financial Instruments Reported in the Consolidated Balance Sheet (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011
Cross-Currency Swap Contracts | Other liabilities
Derivatives, Fair Value [Line Items]
Net investment hedges	$ 2,008	$ 36,582
Costless Collar Contracts | Accounts receivable
Derivatives, Fair Value [Line Items]
Cash flows hedges	2,466	638
Costless Collar Contracts | Other accrued liabilities
Derivatives, Fair Value [Line Items]
Cash flows hedges	552	2,979
Foreign Exchange Contract | Accounts receivable
Derivatives, Fair Value [Line Items]
Cash flows hedges	$ 1,887

Gains (Losses) on Derivative Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Nondesignated | Foreign Exchange Contract
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income	$ (4,156)	$ 19,048
Nondesignated | Costless Collar Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) on derivative financial instruments that were recorded in the Consolidated Statement of Income	5,111	(6,624)	(4,897)
Nondesignated | Cross Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative And Non Derivative Instruments Gain Loss Recognized In Accumulated Other Comprehensive Income Loss	21,359	(22,600)
Non Derivative Financial Instruments | Foreign Denominated Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative And Non Derivative Instruments Gain Loss Recognized In Accumulated Other Comprehensive Income Loss	$ 22,039	$ (50,581)

Contingencies - Additional Information (Detail) (USD $)	Jun. 30, 2012
Loss Contingencies [Line Items]
Reserve for environmental matters	$ 11,889,000
Environmental Issue
Loss Contingencies [Line Items]
Estimated total liability for environmental sites range, minimum	11,900,000
Estimated total liability for environmental sites range, maximum	71,500,000
Estimated total liability for environmental sites range, largest	$ 6,100,000

Quarterly Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Quarterly Financial Information Disclosure [Abstract]
Net sales	$ 3,411,666	$ 3,393,563	$ 3,106,832	$ 3,233,881	$ 3,409,830	$ 3,240,103	$ 2,866,664	$ 2,829,273	$ 13,145,942	$ 12,345,870	$ 9,993,166
Gross Profit	839,408	803,248	725,510	819,439	819,058	777,020	670,936	691,399	3,187,605	2,958,413	2,146,099
Net income attributable to common shareholders	$ 301,965	$ 312,074	$ 240,766	$ 297,018	$ 292,190	$ 279,589	$ 230,180	$ 247,171	$ 1,151,823	$ 1,049,130	$ 554,065
Diluted earnings per share	$ 1.96	$ 2.01	$ 1.56	$ 1.91	$ 1.79	$ 1.68	$ 1.39	$ 1.51	$ 7.45	$ 6.37	$ 3.4

Stock Prices and Dividends (Detail) (USD $)	3 Months Ended												12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Stock Prices and Dividends [Abstract]
High	$ 89.45	$ 91.47	$ 85.84	$ 92.01	$ 99.4	$ 95	$ 87.36	$ 72.12	$ 72.5	$ 66.71	$ 59.36	$ 55.89	$ 92.01	$ 99.4	$ 72.5
Low	$ 71.9	$ 76.92	$ 59.26	$ 60.36	$ 83.65	$ 82.8	$ 67.52	$ 54.26	$ 55.18	$ 53.5	$ 49.36	$ 39.53	$ 59.26	$ 54.26	$ 39.53
Dividends	$ 0.41	$ 0.39	$ 0.37	$ 0.37	$ 0.37	$ 0.32	$ 0.29	$ 0.27	$ 0.26	$ 0.25	$ 0.25	$ 0.25	$ 1.54	$ 1.25	$ 1.01